UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	07/31/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Cash Management Funds

SEMI-ANNUAL REPORT July 31, 2022

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus Cash Management

Dreyfus Tax Exempt Cash Management

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2022 to July 31, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended July 31, 2022†

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares	Wealth Shares	Service Shares	BOLDSM Shares
Dreyfus Government Cash Management
Expenses paid per $1,000††	$.55	$1.44	$.99	$1.79	$1.39	$2.73	$.61
Ending value (after expenses)	$1,003.00	$1,002.10	$1,002.60	$1,001.70	$1,002.10	$1,000.90	$1,002.90
Annualized expense ratio (%)	.11	.29	.20	.36	.28	.55	.14
Dreyfus Government Securities Cash Management
Expenses paid per $1,000††	$.89	$1.64	$1.24	$1.89	-	-	-
Ending value (after expenses)	$1,002.30	$1,001.50	$1,001.90	$1,001.20	-	-	-
Annualized expense ratio (%)	.18	.33	.25	.38	-	-	-
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000††	$.79	$1.64	$1.19	$1.99	$1.64	$2.43	-
Ending value (after expenses)	$1,002.80	$1,002.00	$1,002.50	$1,001.60	$1,002.00	$1,000.90	-
Annualized expense ratio (%)	.16	.33	.24	.40	.33	.49	-
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000††	$.84	$1.64	$1.19	$1.94	$1.64	$2.93	-
Ending value (after expenses)	$1,002.40	$1,001.60	$1,002.00	$1,001.20	$1,001.50	$1,000.50	-
Annualized expense ratio (%)	.17	.33	.24	.39	.33	.59	-
†	For Dreyfus Government Cash Management BOLDSM Shares from February 23, 2022 (commencement of Initial offering) to July 31, 2022.
††

Expenses are equal to each fund’s annualized expense ratio as shown above for all classes excepft for BOLDSM Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are equal to each fund’s annualized expense ratio as shown above for BOLDSM Shares, multipied by the average account value over the period, multiplied by 159/365 (to reflect actual number of days).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended July 31, 2022†

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares	Wealth Shares	Service Shares	BOLDSM Shares
Dreyfus Government Cash Management
Expenses paid per $1,000††	$.55	$1.45	$1.00	$1.81	$1.40	$2.76	$.70
Ending value (after expenses)	$1,024.25	$1,023.36	$1,023.80	$1,023.01	$1,023.41	$1,022.07	$1,024.10
Annualized expense ratio (%)	.11	.29	.20	.36	.28	.55	.14
Dreyfus Government Securities Cash Management
Expenses paid per $1,000††	$.90	$1.66	$1.25	$1.91	-	-	-
Ending value (after expenses)	$1,023.90	$1,023.16	$1,023.55	$1,022.91	-	-	-
Annualized expense ratio (%)	.18	.33	.25	.38	-	-	-
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000††	$.80	$1.66	$1.20	$2.01	$1.66	$2.46	-
Ending value (after expenses)	$1,024.00	$1,023.16	$1,023.60	$1,022.81	$1,023.16	$1,022.36	-
Annualized expense ratio (%)	.16	.33	.24	.40	.33	.49	-
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000††	$.85	$1.66	$1.20	$1.96	$1.66	$2.96	-
Ending value (after expenses)	$1,023.95	$1,023.16	$1,023.60	$1,022.86	$1,023.16	$1,021.87	-
Annualized expense ratio (%)	.17	.33	.24	.39	.33	.59	-
†

Please note that while BOLDSM Shares commenced offering on February 23, 2022, the hypothetical expenses paid during the period reflect projected activity for the full six months period for purposes of comparability. This projection assumes that annaulzied expense ratios were in effect during the period February 1, 2022 to July 31, 2022.

††	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2022 to July 31, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended July 31, 2022

	Institutional Shares	Investor Shares	Administrative Shares	Preferred Shares
Dreyfus Cash Management
Expenses paid per $1,000†	$.50	$1.49	$.94	$.50
Ending value (after expenses)	$1,003.10	$1,002.10	$1,002.60	$1,003.10
Annualized expense ratio (%)	.10	.30	.19	.10
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$.94	-	-	-
Ending value (after expenses)	$1,002.10	-	-	-
Annualized expense ratio (%)	.19	-	-	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended July 31, 2022

	Institutional Shares	Investor Shares	Administrative Shares	Preferred Shares
Dreyfus Cash Management
Expenses paid per $1,000†	$.50	$1.51	$.95	$.50
Ending value (after expenses)	$1,024.30	$1,023.31	$1,023.85	$1,024.30
Annualized expense ratio (%)	.10	.30	.19	.10
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$.95	-	-	-
Ending value (after expenses)	$1,023.85	-	-	-
Annualized expense ratio (%)	.19	-	-	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)

Dreyfus Government Cash Management
U.S. Government Agencies Obligations - 10.0%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
8/1/2022, 3 Month SOFR +0.02%	2.29	220,000,000	[a]	220,000,000
8/1/2022, 3 Month SOFR +0.03%	2.30	160,000,000	[a]	160,000,000
8/1/2022, 3 Month SOFR +0.02%	2.30	350,000,000	[a]	349,975,438
8/1/2022, 3 Month SOFR +0.04%	2.31	345,000,000	[a]	345,000,000
8/1/2022, 3 Month SOFR +0.03%	2.31	85,000,000	[a]	84,996,680
8/1/2022, 3 Month SOFR +0.04%	2.32	108,000,000	[a]	108,000,000
8/1/2022, 3 Month SOFR +0.04%	2.32	330,000,000	[a]	329,998,652
8/1/2022, 3 Month SOFR +0.04%	2.32	169,000,000	[a]	169,000,000
8/1/2022, 3 Month SOFR +0.04%	2.32	115,000,000	[a]	115,000,000
8/1/2022, 3 Month SOFR +0.04%	2.32	46,000,000	[a]	46,000,000
8/1/2022, 3 Month SOFR +0.05%	2.32	30,000,000	[a]	30,000,000
8/1/2022, 3 Month SOFR +0.06%	2.33	45,000,000	[a]	45,000,000
8/1/2022, 3 Month SOFR +0.05%	2.33	46,000,000	[a]	46,000,000
8/1/2022, 3 Month SOFR +0.05%	2.33	20,000,000	[a]	20,000,000
8/1/2022, 3 Month SOFR +0.06%	2.33	85,000,000	[a]	85,000,000
8/1/2022, 3 Month SOFR +0.05%	2.33	31,000,000	[a]	31,000,000
8/1/2022, 3 Month SOFR +0.06%	2.33	30,000,000	[a]	30,000,000
8/1/2022, 3 Month SOFR +0.06%	2.33	17,000,000	[a]	17,000,000
8/1/2022, 3 Month SOFR +0.06%	2.34	26,000,000	[a]	26,000,000
8/1/2022, 3 Month SOFR +0.06%	2.34	42,000,000	[a]	42,000,000
8/1/2022, 3 Month SOFR +0.06%	2.34	53,500,000	[a]	53,501,809
8/1/2022, 3 Month SOFR +0.08%	2.35	66,000,000	[a]	66,000,000
8/1/2022, 3 Month SOFR +0.08%	2.36	25,000,000	[a]	25,000,000
8/1/2022, 3 Month FCPR -3.14%	2.37	200,000,000	[a]	199,990,659
8/1/2022, 3 Month PRIME -3.13%	2.37	125,000,000	[a]	125,000,000
8/1/2022, 3 Month SOFR +0.09%	2.37	40,000,000	[a]	40,000,000
8/1/2022, 3 Month SOFR +0.10%	2.38	120,000,000	[a]	120,000,000
8/1/2022, 3 Month U.S. T-BILL +0.03%	2.57	325,000,000	[a]	325,000,000
10/28/2022	0.19	100,000,000		99,997,024
Federal Home Loan Banks:
8/1/2022, 3 Month SOFR +0.01%	2.28	100,000,000	[a]	100,000,000
8/1/2022, 3 Month SOFR +0.01%	2.29	250,000,000	[a]	250,000,000
8/1/2022, 3 Month SOFR +0.04%	2.31	122,000,000	[a]	122,000,000
8/1/2022, 3 Month SOFR +0.04%	2.32	175,000,000	[a]	175,000,000
8/1/2022, 3 Month SOFR +0.05%	2.32	500,000,000	[a]	500,000,000
8/1/2022, 3 Month SOFR +0.06%	2.33	100,000,000	[a]	100,000,000
8/1/2022, 3 Month SOFR +0.06%	2.34	100,000,000	[a]	100,000,000
8/1/2022, 3 Month SOFR +0.07%	2.34	50,000,000	[a]	50,000,000
8/1/2022, 3 Month SOFR +0.08%	2.36	200,000,000	[a]	200,000,000
8/1/2022, 3 Month SOFR +0.09%	2.37	200,000,000	[a]	200,000,000
11/3/2022	4.55	1,000,000,000	[b]	996,109,444
11/7/2022	4.37	150,000,000	[b]	149,416,083
11/8/2022	4.37	500,000,000	[b]	498,033,751
11/10/2022	1.47	1,000,000,000		999,924,936
11/25/2022	4.49	620,000,000	[b]	617,063,267
12/9/2022	4.76	1,275,000,000	[b]	1,267,830,139
12/9/2022	1.58	1,150,000,000		1,149,877,922
12/21/2022	7.59	65,000,000	[b]	64,366,720
Federal Home Loan Mortgage Corporation:
8/1/2022, 3 Month SOFR +0.06%	2.33	500,000,000	[a,c]	500,000,000
8/1/2022, 3 Month SOFR +0.07%	2.34	500,000,000	[a,c]	500,000,000
8/1/2022, 3 Month SOFR +0.13%	2.40	92,500,000	[a,c]	92,500,876
U.S. International Development Finance Corporation:
8/5/2022, 3 Month U.S. T-BILL FLAT	2.32	10,625,000	[a]	10,625,000

Dreyfus Government Cash Management(continued)
U.S. Government Agencies Obligations - 10.0%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/5/2022, 3 Month U.S. T-BILL FLAT	2.32	30,000,000	[a]	30,000,000
8/5/2022, 3 Month U.S. T-BILL FLAT	2.32	20,307,693	[a]	20,307,693
8/5/2022, 3 Month U.S. T-BILL FLAT	2.32	11,916,667	[a]	11,916,667
8/5/2022, 3 Month U.S. T-BILL FLAT	2.32	19,375,000	[a]	19,375,000
8/5/2022, 3 Month U.S. T-BILL FLAT	2.32	5,473,684	[a]	5,473,684
8/5/2022, 3 Month U.S. T-BILL FLAT	2.32	21,250,000	[a]	21,250,000
Total U.S. Government Agencies Obligations (cost $12,105,531,444)				12,105,531,444
U.S. Treasury Bills - 3.9%
8/16/2022	2.95	60,000,000	[b]	59,975,750
10/13/2022	3.72	950,100,000	[b]	947,747,754
12/1/2022	0.71	2,645,000,000	[b]	2,642,919,389
1/26/2023	9.03	1,075,000,000	[b]	1,059,454,669
Total U.S. Treasury Bills (cost $4,710,097,562)				4,710,097,562
U.S. Treasury Floating Rate Notes - 10.5%
8/1/2022, 3 Month U.S. T-BILL -0.08%	2.46	2,300,000,000	[a]	2,298,285,634
8/1/2022, 3 Month U.S. T-BILL +0.03%	2.57	2,255,000,000	[a]	2,255,072,866
8/1/2022, 3 Month U.S. T-BILL +0.03%	2.57	3,437,625,000	[a]	3,437,691,455
8/1/2022, 3 Month U.S. T-BILL +0.04%	2.57	900,000,000	[a]	899,996,835
8/1/2022, 3 Month U.S. T-BILL +0.04%	2.57	973,000,000	[a]	972,999,552
8/1/2022, 3 Month U.S. T-BILL +0.05%	2.59	2,530,000,000	[a]	2,530,096,617
8/1/2022, 3 Month U.S. T-BILL +0.06%	2.59	400,000,000	[a]	399,995,017
Total U.S. Treasury Floating Rate Notes (cost $12,794,137,976)				12,794,137,976
U.S. Treasury Notes - .4%
9/30/2022	0.13	160,000,000		159,955,639
10/31/2022	0.13	196,600,000		196,019,048
11/30/2022	2.00	91,000,000		91,513,565
Total U.S. Treasury Notes (cost $447,488,252)				447,488,252
Repurchase Agreements - 76.6%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $160,030,667 (fully collateralized by: U.S. Treasuries (including strips), 0.75%-3.88%, due 8/15/2023-2/15/2045, valued at $163,200,014)	2.30	160,000,000		160,000,000
Banco Santander, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $1,493,271,228 (fully collateralized by: U.S. Treasuries (including strips), 0.63%-2.63%, due 11/15/2022-11/15/2031, valued at $1,522,860,040)	2.18	1,493,000,000		1,493,000,000
Banco Santander, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $373,068,383 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-5.00%, due 3/1/2028-6/1/2052, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-8.50%, due 11/1/2023-1/1/2057, Government National Mortgage Association Agency Mortgage-Backed Securities, 8.50%-9.00%, due 12/20/2030-2/20/2033, U.S. Treasuries (including strips), 0.13%-3.25%, due 11/15/2022-5/15/2032, valued at $380,460,078)	2.20	373,000,000		373,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 76.6%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Banco Santander, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $625,115,625 (fully collateralized by: Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.50%, due 3/1/2036-5/1/2052, valued at $637,500,001)	2.22	625,000,000	625,000,000
Banco Santander, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $500,092,500 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-5.00%, due 11/1/2040-6/1/2052, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.50%-4.50%, due 4/1/2042-9/1/2057, valued at $510,000,000)	2.22	500,000,000	500,000,000
Banco Santander, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $95,018,248 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-5.00%, due 10/1/2035-4/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.00%, due 9/1/2028-8/1/2052, valued at $96,900,001)	2.31	95,000,000	95,000,000

Bank of Montreal, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $600,110,000 (fully collateralized by: Federal Agricultural Mortgage Corp Agency Debentures and Agency Strips, 0.88%, due 1/26/2024, Federal Farm Credit Bank Agency Debentures and Agency Strips, 2.78%-5.12%, due 6/21/2035-7/14/2042, Federal Home Loan Banks Agency Debentures and Agency Strips, 4.00%-5.18%, due 10/24/2029-6/30/2042, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 1.50%-5.00%, due 2/25/2049-6/25/2051, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-4.00%, due 11/1/2040-7/1/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.05%-2.50%, due 6/25/2024-9/25/2050, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.05%, due 9/25/2028, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.51%-4.07%, due 11/20/2045-3/20/2072, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.60%-4.67%, due 8/20/2058-6/20/2072, valued at $614,045,517)

	2.20	600,000,000	600,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $1,000,190,833 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-6.00%, due 1/1/2024-7/1/2052, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.50%, due 7/1/2028-1/1/2057, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.50%, due 12/20/2044-7/20/2052, valued at $1,020,194,650)	2.29	1,000,000,000	1,000,000,000
Barclays Bank, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $425,081,458 (fully collateralized by: U.S. Treasuries (including strips), 0.50%-2.50%, due 7/31/2026-2/15/2045, valued at $433,500,027)	2.30	425,000,000	425,000,000
BMO Capital Markets, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $75,013,438 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.25%, due 12/22/2022-2/15/2051, Cash Collateral Pledge in amount of 59,185,834, valued at 75,000,000)	2.15	75,000,000	75,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $500,092,500 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-2.88%, due 8/15/2022-4/30/2029, valued at $510,000,017)	2.22	500,000,000	500,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 76.6%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

CIBC/New York, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $875,167,708 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 4.00%-6.50%, due 5/15/2029-3/15/2044, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 1.41%-3.84%, due 12/25/2035-2/25/2051, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-4.00%, due 8/1/2035-7/1/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-4.84%, due 6/25/2023-7/25/2050, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.50%-3.50%, due 5/1/2030-4/1/2049, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-7.00%, due 7/1/2024-1/1/2060, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.42%-4.12%, due 12/20/2027-9/16/2063, valued at $895,135,937)

	2.30	875,000,000	875,000,000

CIBC/New York, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/5/2022 in the amount of $775,792,223 (fully collateralized by: Federal Farm Credit Bank Agency Debentures and Agency Strips, 1.73%-4.98%, due 9/10/2035-11/27/2043, Federal Home Loan Banks Agency Debentures and Agency Strips, 2.00%-4.03%, due 11/29/2032-3/23/2040, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.57%-6.50%, due 6/15/2031-12/15/2044, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-4.79%, due 1/4/2027-7/25/2051, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-6.00%, due 4/1/2028-7/1/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 1.04%-5.17%, due 6/25/2023-2/25/2052, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-6.00%, due 3/23/2028-8/1/2043, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.00%, due 5/1/2025-1/1/2060, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 1.09%-4.12%, due 5/20/2031-1/20/2052, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-5.00%, due 6/20/2041-12/20/2051, valued at $796,597,879)

	2.30	775,000,000	775,000,000

Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $250,047,083 (fully collateralized by: Federal Farm Credit Bank Agency Debentures and Agency Strips, 2.68%-3.99%, due 1/17/2030-2/2/2037, Federal Home Loan Banks Agency Debentures and Agency Strips, 0.83%-5.63%, due 8/20/2026-7/15/2036, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-6.75%, due 3/15/2031-9/15/2036, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.88%-7.25%, due 9/24/2026-11/15/2030, Tennessee Valley Authority Agency Debentures and Agency Strips, 0.75%-6.75%, due 9/15/2024-9/15/2065, U.S. Treasuries (including strips), 2.00%, due 2/15/2050, valued at $255,000,031)

	2.26	250,000,000	250,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $418,077,330 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-0.63%, due 4/15/2024-7/15/2032, valued at $426,360,052)	2.22	418,000,000	418,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $853,157,805 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.25%, due 2/15/2023-2/15/2031, valued at $870,060,010)	2.22	853,000,000	853,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 76.6%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $525,098,438 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-0.88%, due 1/15/2023-1/15/2032, valued at $535,500,045)	2.25	525,000,000	525,000,000

Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $500,095,833 (fully collateralized by: Federal Farm Credit Bank Agency Debentures and Agency Strips, 1.64%, due 2/14/2025, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-6.50%, due 9/1/2028-7/1/2052, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.00%, due 5/1/2025-7/1/2052, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.50%, due 6/15/2039-7/20/2052, U.S. Treasuries (including strips), 0.00%-2.50%, due 9/15/2022-9/15/2024, valued at $510,000,043)

	2.30	500,000,000	500,000,000
Deutsche Bank Securities, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $550,103,583 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-2.52%, due 8/18/2022-1/15/2028, valued at $561,000,069)	2.26	550,000,000	550,000,000
DNB Bank, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $100,019,167 (fully collateralized by: U.S. Treasuries (including strips), 2.63%-3.13%, due 8/15/2028-2/15/2029, valued at $103,042,955)	2.30	100,000,000	100,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $70,013,416,667 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.50%, due 11/15/2022-2/15/2042, valued at $70,013,416,683)	2.30	70,000,000,000	70,000,000,000
Fixed Income Clearing, Tri-Party Agreement thru State Street, dated 7/29/2022, due at 8/1/2022 in the amount of $500,093,750 (fully collateralized by: U.S. Treasuries (including strips), 1.25%-2.88%, due 5/15/2028-5/15/2046, valued at $510,000,027)	2.25	500,000,000	500,000,000
Goldman Sachs, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $300,056,500 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.00%, due 4/15/2034-6/15/2052, valued at $306,000,000)	2.26	300,000,000	300,000,000
HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $86,016,197 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 1.75%-6.00%, due 6/15/2024-3/15/2063, valued at $87,720,000)	2.26	86,000,000	86,000,000
HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $250,047,917 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.02%-2.62%, due 6/1/2035-9/1/2042, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-4.50%, due 7/1/2033-1/1/2061, valued at $255,000,000)	2.30	250,000,000	250,000,000
HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/2/2022 in the amount of $500,257,500 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.50%, due 8/15/2023-8/15/2050, valued at $510,000,000)	2.06	500,000,000	500,000,000
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/4/2022 in the amount of $50,041,528 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.50%, due 8/30/2022-2/15/2052, valued at $51,000,026)	2.30	50,000,000	50,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 76.6%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $425,081,458 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.44%-3.50%, due 9/1/2036-7/1/2047, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-5.00%, due 8/1/2030-7/1/2052, valued at $433,500,000)	2.30	425,000,000		425,000,000
JP Morgan Securities, 1 Month SOFR +0.01%, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at interest rate reset date of 8/1/2022 in the amount of $841,165,733 and maturity date of 8/5/2022 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.09%-7.50%, due 6/1/2029-9/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.75%-7.00%, due 5/1/2026-6/1/2052, valued at $856,800,000)	2.28	840,000,000	[a]	840,000,000

JP Morgan Securities, 1 Month SOFR +0.02%, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at interest rate reset date of 8/1/2022 in the amount of $352,491,333 and maturity date of 8/5/2022 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-11.88%, due 5/25/2028-10/15/2061, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 3.50%-3.89%, due 12/25/2042-6/25/2049, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-26.37%, due 4/25/2026-5/25/2052, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.26%, due 3/25/2029, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-5.50%, due 2/20/2038-6/16/2063, valued at $380,160,000)

	2.30	352,000,000	[a]	352,000,000
JP Morgan Securities, 1 Month SOFR +0.02%, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at interest rate reset date of 8/1/2022 in the amount of $500,698,194 and maturity date of 10/28/2022 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.95%-3.35%, due 6/1/2029-1/1/2052, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.29%-4.00%, due 12/1/2029-6/1/2052, valued at $510,000,000)	2.29	500,000,000	[d]	500,000,000

JP Morgan Securities, 1 Month SOFR +0.16%, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at interest rate reset date of 8/1/2022 in the amount of $1,001,516,389 and maturity date of 10/28/2022 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-15.87%, due 5/25/2023-4/25/2054, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.28%-5.50%, due 3/25/2044-8/25/2052, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 0.28%-7.50%, due 7/25/2023-7/25/2056, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-7.65%, due 10/25/2023-10/25/2058, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.45%-7.50%, due 8/25/2022-1/1/2048, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-26.78%, due 2/20/2030-7/16/2064, Government National Mortgage Association Agency Mortgage-Backed Securities, 1.75%-5.50%, due 5/20/2037-9/20/2051, U.S. Treasuries (including strips), 0.00%-2.63%, due 8/11/2022-2/28/2023, valued at $1,079,973,781)

	2.44	1,000,000,000	[d]	1,000,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 76.6%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
Natixis, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $2,000,376,667 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.63%, due 8/25/2022-5/15/2052, valued at $2,040,000,038)	2.26	2,000,000,000		2,000,000,000
Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $355,066,858 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.63%, due 8/4/2022-2/15/2041, valued at $362,100,089)	2.26	355,000,000		355,000,000
Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $195,036,725 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-6.25%, due 2/28/2023-2/15/2048, valued at $198,900,062)	2.26	195,000,000		195,000,000
Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $1,500,287,500 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-5.00%, due 6/1/2032-7/1/2052, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-5.00%, due 4/1/2025-9/1/2061, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.00%, due 12/20/2023-10/20/2067, valued at $1,530,001,220)	2.30	1,500,000,000		1,500,000,000
Prudential Insurance Company of America, dated 7/29/2022, due at 8/1/2022 in the amount of $42,640,707 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-0.00%, due 11/15/2035-2/15/2043, valued at $43,485,150)	2.31	42,632,500		42,632,500
Prudential Legacy Insurance Company of New Jersey, dated 7/29/2022, due at 8/1/2022 in the amount of $184,598,028 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-0.00%, due 11/15/2037-2/15/2045, valued at $188,253,750)	2.31	184,562,500		184,562,500

Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $1,775,338,729 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 9/15/2026-10/15/2058, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.94%-6.00%, due 10/15/2027-6/25/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-9.00%, due 11/25/2027-9/25/2061, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.00%-6.50%, due 3/1/2032-2/1/2052, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-7.00%, due 4/16/2037-2/16/2064, Government National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-7.50%, due 5/20/2027-6/20/2062, U.S. Treasuries (including strips), 0.00%-4.00%, due 8/4/2022-8/15/2049, valued at $1,888,169,289)

	2.29	1,775,000,000		1,775,000,000
Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $100,018,833 (fully collateralized by: U.S. Treasuries (including strips), 0.88%-2.59%, due 1/31/2023-4/30/2024, valued at $102,000,058)	2.26	100,000,000		100,000,000
Societe Generale, 1 Month SOFR FLAT, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at interest rate reset date of 8/1/2022 in the amount of $1,000,063,333 and maturity date of 8/5/2022 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-5.00%, due 2/1/2033-8/1/2052, U.S. Treasuries (including strips), 0.13%-0.63%, due 4/15/2024-7/15/2032, valued at $1,020,000,017)	2.28	1,000,000,000	[a]	1,000,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 76.6%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
TD Securities (USA), Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $200,038,333 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-3.50%, due 7/1/2051-4/1/2052, valued at $204,000,000)	2.30	200,000,000	200,000,000
UBS Securities, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $300,057,000 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 8/4/2022-5/15/2052, valued at $306,000,038)	2.28	300,000,000	300,000,000
Total Repurchase Agreements (cost $93,147,195,000)			93,147,195,000
Total Investments (cost $123,204,450,234)		101.4%	123,204,450,234
Liabilities, Less Cash and Receivables		(1.4%)	(1,651,268,546)
Net Assets		100.0%	121,553,181,688

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

b Security is a discount security. Income is recognized through the accretion of discount.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of July 31, 2022 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2022, these securities amounted to $1,500,000,000 or 1.23% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	76.6
U.S. Treasury Securities	14.8
U.S. Government Agencies Obligations	10.0
101.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Securities Cash Management
U.S. Government Agencies Obligations - 42.7%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
8/1/2022	6.24	135,000,000	[a]	135,000,000
8/1/2022, 3 Month SOFR +0.05%	2.32	15,000,000	[b]	15,000,000
8/1/2022, 3 Month SOFR +0.05%	2.33	17,000,000	[b]	17,000,000
8/1/2022, 3 Month SOFR +0.05%	2.33	10,000,000	[b]	10,000,000
8/1/2022, 3 Month SOFR +0.06%	2.33	25,000,000	[b]	25,000,000
8/1/2022, 3 Month SOFR +0.05%	2.33	5,000,000	[b]	5,000,000
8/1/2022, 3 Month SOFR +0.08%	2.35	33,000,000	[b]	33,000,000
Federal Home Loan Banks:
8/1/2022	6.24	65,000,000	[a]	65,000,000
8/1/2022, Ser. 1, 3 Month SOFR FLAT	2.28	50,000,000	[b]	50,000,000
8/1/2022, 3 Month SOFR +0.50%	2.29	50,000,000	[b]	50,000,000
8/1/2022, 3 Month SOFR +0.01%	2.29	50,000,000	[b]	49,999,523
8/1/2022, 3 Month SOFR +0.03%	2.30	35,000,000	[b]	35,000,000
8/1/2022, 3 Month SOFR +0.03%	2.30	50,000,000	[b]	50,000,000
8/1/2022, 3 Month SOFR +0.04%	2.31	5,000,000	[b]	5,000,000
8/1/2022, 3 Month SOFR +0.05%	2.32	50,000,000	[b]	50,000,000
8/1/2022, 3 Month SOFR +0.04%	2.32	100,000,000	[b]	100,000,000
8/1/2022, 3 Month SOFR +0.07%	2.34	50,000,000	[b]	50,000,000
8/1/2022, 3 Month SOFR +0.08%	2.36	50,000,000	[b]	50,000,000
8/3/2022	3.04	100,000,000	[a]	99,994,456
8/15/2022	3.10	200,000,000	[a]	199,920,861
8/17/2022	3.30	50,000,000	[a]	49,975,889
9/2/2022	3.62	50,000,000	[a]	49,947,111
9/21/2022	6.89	100,000,000	[a]	99,679,975
10/19/2022	7.63	60,000,000	[a]	59,671,492
10/26/2022	4.27	50,000,000	[a]	49,832,778
Total U.S. Government Agencies Obligations (cost $1,404,022,085)				1,404,022,085
U.S. Cash Management Bills - 4.6%
10/4/2022	4.24	75,000,000	[a]	74,814,667
10/11/2022	4.61	75,000,000	[a]	74,776,646
Total U.S. Cash Management Bills (cost $149,591,313)				149,591,313
U.S. Treasury Bills - 41.7%
8/2/2022	5.04	90,000,000	[a]	89,995,861
8/4/2022	5.38	99,000,000	[a]	98,985,412
8/18/2022	3.20	130,000,000	[a]	129,935,542
8/25/2022	3.23	100,000,000	[a]	99,929,333
8/30/2022	2.29	150,000,000	[a]	149,825,992
9/1/2022	3.41	100,000,000	[a]	99,903,556
9/8/2022	2.28	11,000,000	[a]	10,991,292
9/20/2022	3.81	100,000,000	[a]	99,826,389
9/27/2022	2.16	200,000,000	[a]	199,418,277
9/29/2022	5.34	150,000,000	[a]	149,569,792
10/13/2022	6.45	35,000,000	[a]	34,850,249
10/27/2022	7.71	50,000,000	[a]	49,695,500
11/10/2022	4.23	48,000,000	[a]	47,813,487
12/22/2022	7.34	25,000,000	[a]	24,762,660
1/12/2023	8.27	34,000,000	[a]	33,584,123
1/26/2023	9.01	50,000,000	[a]	49,278,111
Total U.S. Treasury Bills (cost $1,368,365,576)				1,368,365,576

Dreyfus Government Securities Cash Management(continued)
U.S. Treasury Floating Rate Notes - 10.7%	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/1/2022, 3 Month U.S. T-BILL -0.08%	2.46	73,000,000	[b]	72,952,660
8/1/2022, 3 Month U.S. T-BILL +0.03%	2.57	50,000,000	[b]	50,002,020
8/1/2022, 3 Month U.S. T-BILL +0.03%	2.57	50,000,000	[b]	50,000,377
8/1/2022, 3 Month U.S. T-BILL +0.04%	2.57	30,000,000	[b]	29,999,986
8/1/2022, 3 Month U.S. T-BILL +0.05%	2.59	50,000,000	[b]	50,003,556
8/1/2022, 3 Month U.S. T-BILL +0.06%	2.59	100,000,000	[b]	99,998,108
Total U.S. Treasury Floating Rate Notes (cost $352,956,707)				352,956,707
Total Investments (cost $3,274,935,681)		99.7%		3,274,935,681
Cash and Receivables (Net)		.3%		10,073,430
Net Assets		100.0%		3,285,009,111

SOFR—Secured Overnight Financing Rate

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	57.0
U.S. Government Agencies Obligations	42.7
99.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury Obligations Cash Management
U.S. Cash Management Bills - .8%	Annualized Yield (%)	Principal Amount ($)		Value ($)
10/4/2022 (cost $274,320,445)	4.24	275,000,000	[a]	274,320,445
U.S. Treasury Bills - 6.4%
10/13/2022	3.72	260,000,000	[a]	259,356,383
11/10/2022	4.23	500,000,000	[a]	498,057,154
11/17/2022	4.55	250,000,000	[a]	248,882,500
12/1/2022	0.73	325,000,000	[a]	324,736,514
1/12/2023	8.27	300,000,000	[a]	296,330,499
1/19/2023	8.98	347,000,000	[a]	342,203,591
1/26/2023	9.03	350,000,000	[a]	344,936,890
Total U.S. Treasury Bills (cost $2,314,503,531)				2,314,503,531
U.S. Treasury Floating Rate Notes - 13.3%
8/1/2022, 3 Month U.S. T-BILL -0.08%	2.46	522,000,000	[b]	521,605,511
8/1/2022, 3 Month U.S. T-BILL +0.03%	2.57	600,000,000	[b]	600,025,511
8/1/2022, 3 Month U.S. T-BILL +0.03%	2.57	850,000,000	[b]	850,016,233
8/1/2022, 3 Month U.S. T-BILL +0.04%	2.57	125,000,000	[b]	125,000,000
8/1/2022, 3 Month U.S. T-BILL +0.04%	2.57	300,000,000	[b]	299,999,862
8/1/2022, 3 Month U.S. T-BILL +0.05%	2.59	1,584,000,000	[b]	1,584,067,741
8/1/2022, 3 Month U.S. T-BILL +0.06%	2.59	790,000,000	[b]	790,011,597
Total U.S. Treasury Floating Rate Notes (cost $4,770,726,455)				4,770,726,455
U.S. Treasury Notes - .3%
9/30/2022	0.13	85,000,000		84,976,433
11/30/2022	0.13	15,000,000		14,991,624
Total U.S. Treasury Notes (cost $99,968,057)				99,968,057
Repurchase Agreements - 80.1%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $600,115,000 (fully collateralized by: U.S. Treasuries (including strips), 0.75%-3.88%, due 8/15/2023-2/15/2045, valued at $612,000,052)	2.30	600,000,000		600,000,000
Banco Santander, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $193,035,383 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.25%, due 9/15/2023-5/15/2032, valued at $196,860,022)	2.20	193,000,000		193,000,000
BMO Capital Markets, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $200,035,833 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.25%, due 11/30/2022-11/15/2041, valued at $204,000,053)	2.15	200,000,000		200,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/3/2022 in the amount of $225,147,125 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.25%, due 10/18/2022-2/15/2052, valued at $229,500,036)	2.14	225,000,000		225,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $734,135,790 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.25%, due 2/15/2023-2/15/2031, valued at $748,680,009)	2.22	734,000,000		734,000,000

Dreyfus Treasury Obligations Cash Management(continued)
Repurchase Agreements - 80.1%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Deutsche Bank Securities, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $200,037,667 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-2.52%, due 8/18/2022-1/15/2028, valued at $204,000,025)	2.26	200,000,000	200,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $25,504,887,500 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.25%, due 11/15/2022-2/15/2042, valued at $25,504,887,594)	2.30	25,500,000,000	25,500,000,000
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022, due at 8/1/2022 in the amount of $950,178,125 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-4.38%, due 3/31/2025-8/15/2050, valued at $969,000,094)	2.25	950,000,000	950,000,000
Prudential Insurance Company of America, dated 7/29/2022, due at 8/1/2022 in the amount of $54,919,320 (fully collateralized by: U.S. Treasuries (including strips), 2.75%-3.00%, due 11/15/2044-8/15/2047, valued at $56,006,925)	2.31	54,908,750	54,908,750
Prudential Legacy Insurance Company of New Jersey, dated 7/29/2022, due at 8/1/2022 in the amount of $172,136,880 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-0.00%, due 5/15/2037-2/15/2045, valued at $175,545,825)	2.31	172,103,750	172,103,750
Total Repurchase Agreements (cost $28,829,012,500)			28,829,012,500
Total Investments (cost $36,288,530,988)		100.9%	36,288,530,988
Liabilities, Less Cash and Receivables		(.9%)	(313,749,091)
Net Assets		100.0%	35,974,781,897

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	80.1
U.S. Treasury Securities	20.8
100.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury Securities Cash Management
U.S. Cash Management Bills - 16.2%	Annualized Yield (%)	Principal Amount ($)		Value ($)
9/6/2022	4.27	2,100,000,000	[a]	2,097,057,751
9/13/2022	6.92	1,250,000,000	[a]	1,246,610,765
10/4/2022	4.24	647,000,000	[a]	645,401,192
10/11/2022	4.61	913,000,000	[a]	910,281,035
11/15/2022	7.97	1,236,000,000	[a]	1,226,537,733
11/22/2022	8.28	1,240,000,000	[a]	1,229,491,000
Total U.S. Cash Management Bills (cost $7,355,379,476)				7,355,379,476
U.S. Treasury Bills - 73.2%
8/23/2022	3.60	1,980,000,000	[a]	1,978,567,969
8/2/2022	3.84	926,000,000	[a]	925,967,508
8/4/2022	3.09	487,000,000	[a]	486,958,813
8/9/2022	3.98	1,781,000,000	[a]	1,780,482,810
8/11/2022	3.04	2,020,762,000	[a]	2,020,200,269
8/16/2022	3.48	3,766,000,000	[a]	3,764,205,878
8/18/2022	3.20	2,500,000,000	[a]	2,498,760,415
8/25/2022	3.23	2,375,000,000	[a]	2,373,321,669
8/30/2022	2.87	1,245,000,000	[a]	1,243,722,062
9/1/2022	3.41	1,197,000,000	[a]	1,195,845,560
9/8/2022	3.64	1,940,000,000	[a]	1,937,552,164
9/15/2022	4.89	685,000,000	[a]	683,627,000
9/20/2022	6.80	1,195,000,000	[a]	1,191,302,292
9/22/2022	5.09	896,000,000	[a]	893,838,648
9/27/2022	2.16	1,175,000,000	[a]	1,170,960,609
9/29/2022	5.34	1,135,000,000	[a]	1,131,744,758
10/13/2022	6.45	360,000,000	[a]	358,459,700
10/20/2022	5.75	1,448,300,000	[a]	1,442,245,168
10/27/2022	4.84	1,835,000,000	[a]	1,827,965,809
11/3/2022	4.34	1,250,000,000	[a]	1,245,365,277
11/10/2022	4.23	500,000,000	[a]	498,057,154
12/22/2022	7.34	220,000,000	[a]	217,911,406
12/29/2022	7.68	246,000,000	[a]	243,437,500
1/5/2023	7.69	250,000,000	[a]	247,274,305
1/12/2023	8.27	478,000,000	[a]	472,153,262
1/19/2023	8.98	748,000,000	[a]	737,660,768
1/26/2023	9.03	615,000,000	[a]	606,105,935
Total U.S. Treasury Bills (cost $33,173,694,708)				33,173,694,708
U.S. Treasury Floating Rate Notes - 11.6%
8/1/2022, 3 Month U.S. T-BILL -0.08%	2.46	807,000,000	[b]	806,412,209
8/1/2022, 3 Month U.S. T-BILL +0.03%	2.57	350,000,000	[b]	350,002,146
8/1/2022, 3 Month U.S. T-BILL +0.03%	2.57	1,475,020,000	[b]	1,475,054,494
8/1/2022, 3 Month U.S. T-BILL +0.04%	2.57	270,000,000	[b]	269,999,998
8/1/2022, 3 Month U.S. T-BILL +0.04%	2.57	450,000,000	[b]	449,999,793
8/1/2022, 3 Month U.S. T-BILL +0.05%	2.59	1,610,000,000	[b]	1,610,068,592
8/1/2022, 3 Month U.S. T-BILL +0.06%	2.59	295,000,000	[b]	294,996,178
Total U.S. Treasury Floating Rate Notes (cost $5,256,533,410)				5,256,533,410

Dreyfus Treasury Securities Cash Management(continued)
U.S. Treasury Notes - .6%	Annualized Yield (%)	Principal Amount ($)	Value ($)
8/15/2022 (cost $298,597,567)	1.50	298,520,000	298,597,567
Total Investments (cost $46,084,205,161)		101.6%	46,084,205,161
Liabilities, Less Cash and Receivables		(1.6%)	(741,812,334)
Net Assets		100.0%	45,342,392,827

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	101.6
101.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - .6%
Collateralized Commercial Paper FLEX (cost $49,996,333)	0.73	8/12/2022	50,000,000	[a,b]	49,954,967
Commercial Paper - 15.6%
Bank of Montreal, 3 Month SOFR +0.51%	2.79	8/2/2022	130,000,000	[c]	129,973,902
Barclays US CCP Funding	7.09	8/5/2022	125,000,000	[a,b]	124,943,368
Barclays US CCP Funding	7.60	9/23/2022	100,000,000	[a,b]	99,612,667
Collateralized Commercial Paper FLEX, 1 Month SOFR +0.22%	2.50	8/1/2022	100,000,000	[a,c]	99,852,284
Collateralized Commercial Paper FLEX, 1 Month SOFR +0.26%	2.53	8/2/2022	170,000,000	[a,c]	169,701,616
DBS Bank	7.63	9/21/2022	170,000,000	[a,b]	169,372,955
DNB Bank	1.02	10/28/2022	100,000,000	[a,b]	99,334,436
Fed Caisses Desjardins	7.63	9/23/2022	100,000,000	[a,b]	99,609,244
Sumitomo Mitsui Trust Bank/Singapore	7.78	9/21/2022	75,000,000	[a,b]	74,722,237
The Bank of Nova Scotia, 1 Month SOFR +0.15%	2.42	8/2/2022	25,000,000	[a,c]	24,998,333
The Bank of Nova Scotia, 3 Month SOFR +0.56%	2.84	8/2/2022	127,000,000	[a,c]	127,000,000
United Overseas Bank, 1 Month SOFR +0.20%	2.15	8/17/2022	100,000,000	[a,c]	99,928,759
Total Commercial Paper (cost $1,320,278,011)			1,319,049,801
Negotiable Bank Certificates of Deposit - 20.3%
Bank of Montreal/Chicago Il, 3 Month SOFR +0.35%	2.62	8/1/2022	50,000,000	[c]	49,997,745
Bank of Nova Scotia/Houston, 3 Month SOFR +0.20%	2.48	8/1/2022	50,000,000	[c]	49,935,144
Canadian Imperial Bank of Commerce/New York	0.35	11/9/2022	50,000,000		49,678,430
Canadian Imperial Bank of Commerce/New York	0.35	11/8/2022	50,000,000		49,681,946
Canadian Imperial Bank of Commerce/New York, 1 Month SOFR +0.25%	2.52	8/1/2022	175,000,000	[c]	174,714,641
Canadian Imperial Bank of Commerce/New York, 1 Month SOFR +0.25%	2.53	8/1/2022	50,000,000	[c]	49,904,636
Mizuho Bank/New York	2.48	9/21/2022	100,000,000		99,987,985
Mizuho Bank/New York, 1 Month SOFR +0.54%	2.82	8/1/2022	150,000,000	[c]	150,077,143
MUFG Bank/New York	1.53	10/12/2022	160,000,000		159,647,909
MUFG Bank/New York, 3 Month SOFR +0.42%	2.69	8/1/2022	100,000,000	[c]	100,012,711
Sumitomo Mitsui Banking Corp., 1 Month SOFR +0.45%	2.73	8/2/2022	125,000,000	[c]	125,034,746
Sumitomo Mitsui Banking Corp./New York, 1 Month SOFR +0.45%	2.72	8/1/2022	150,000,000	[c]	150,045,046
Sumitomo Mitsui Trust Bank/New York, 1 Month SOFR +0.54%	2.81	8/1/2022	35,000,000	[c]	34,992,805
Sumitomo Mitsui Trust Bank/New York, 1 Month SOFR +0.59%	2.87	8/1/2022	50,000,000	[c]	49,995,891
Svenska Handelsbanken/New York, 1 Month SOFR +0.51%	2.79	8/1/2022	100,000,000	[c]	99,991,759
Svenska Handelsbanken/New York, 1 Month SOFR +0.55%	2.83	8/1/2022	145,000,000	[c]	144,999,880
Toronto-Dominion Bank/New York, 1 Month SOFR +0.41%	1.94	8/1/2022	80,000,000	[c]	80,000,000
UBS/Stamford, 3 Month SOFR +0.55%	2.83	8/1/2022	100,000,000	[c]	99,997,291
Total Negotiable Bank Certificates of Deposit (cost $1,720,000,000)			1,718,695,708
Time Deposits - 20.9%
Australia & New Zealand Banking Group/Cayman	2.32	8/1/2022	125,000,000		125,000,000
Banco Santander/New York	2.31	8/1/2022	330,000,000		330,000,000
Credit Agricole CIB/New York	2.30	8/1/2022	332,000,000		332,000,000
ING Bank Amsterdam	2.11	8/2/2022	375,000,000		375,000,000
KBC Bank/New York	2.31	8/1/2022	278,000,000		278,000,000
Skandinaviska Enskilda Banken/New York	2.30	8/1/2022	330,000,000		330,000,000
Total Time Deposits (cost $1,770,000,000)			1,770,000,000

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Repurchase Agreements - 42.6%
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at maturity date in the amount of $100,019,917 (fully collateralized by: Corporate Debt Securities, 2.36%-5.20%, due 10/15/2025-9/15/2045, valued at $105,000,556)	2.39	8/1/2022	100,000,000		100,000,000
Bank of America Securities, OBFR +0.28%, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at interest rate reset date of 8/1/2022 in the amount of $41,002,950 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-1.88%, due 11/15/2022-2/15/2032, valued at $41,820,023)	2.59	9/2/2022	41,000,000	[d]	41,000,000
Bank of America Securities, OBFR +0.28%, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at interest rate reset date of 8/1/2022 in the amount of $34,002,456 (fully collateralized by: U.S. Treasuries (including strips), 0.00%, due 11/15/2022, valued at $34,680,000)	2.60	9/2/2022	34,000,000	[d]	34,000,000
Bank of America Securities, OBFR +0.40%, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at interest rate reset date of 8/1/2022 in the amount of $170,012,844 (fully collateralized by: Asset-Backed Securities, 5.00%-6.90%, due 2/25/2034-1/29/2070, Money Market, 0.00%-0.00%, due 8/1/2022-10/11/2022, valued at $181,832,772)	2.72	9/2/2022	170,000,000	[d]	170,000,000
Bank of America Securities, OBFR +0.40%, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at interest rate reset date of 8/1/2022 in the amount of $18,001,360 (fully collateralized by: Money Market, 0.00%-2.00%, due 8/15/2022-3/22/2023, valued at $18,360,712)	2.72	9/2/2022	18,000,000	[d]	18,000,000
BMO Capital Markets, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at maturity date in the amount of $25,005,042 (fully collateralized by: Asset-Backed Securities, 6.16%, due 8/25/2033, Corporate Debt Securities, 1.15%-11.13%, due 9/11/2022-5/15/2097, U.S. Treasuries (including strips), 1.00%-3.25%, due 7/31/2028-5/15/2042, valued at $26,371,798)	2.42	8/1/2022	25,000,000		25,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at maturity date in the amount of $335,067,000 (fully collateralized by: Asset-Backed Securities, 3.84%, due 10/20/2034, Corporate Debt Securities, 1.65%-5.25%, due 9/26/2023-12/31/2099, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 4.72%-13.52%, due 2/25/2040-6/25/2042, Private Label Collateralized Mortgage Obligations, 0.10%-13.59%, due 2/27/2026-11/25/2068, valued at $345,023,347)	2.40	8/1/2022	335,000,000		335,000,000
BNP Paribas, OBFR +0.24%, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at interest rate reset date of 8/1/2022 in the amount of $18,001,275 (fully collateralized by: Asset-Backed Securities, 4.76%-9.41%, due 4/20/2033-1/25/2034, Corporate Debt Securities, 3.38%-7.88%, due 5/1/2025-4/15/2032, valued at $18,874,654)	2.55	9/2/2022	18,000,000	[d]	18,000,000
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at maturity date in the amount of $330,065,175 (fully collateralized by: Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-59.46%, due 10/20/2029-4/20/2070, valued at $356,400,000)	2.37	8/1/2022	330,000,000		330,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at maturity date in the amount of $167,030,895 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.25%, due 2/15/2023-2/15/2031, valued at $170,340,002)	2.22	8/1/2022	167,000,000		167,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 42.6% (continued)
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at maturity date in the amount of $1,200,230,000 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.25%, due 8/15/2023-2/15/2042, valued at $1,200,230,056)	2.30	8/1/2022	1,200,000,000	1,200,000,000
MUFG Securities (Canada), Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at maturity date in the amount of $1,000,189,167 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-5.50%, due 9/1/2032-5/1/2052, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.50%, due 7/1/2033-7/1/2052, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.50%, due 7/15/2039-7/15/2061, U.S. Treasuries (including strips), 0.00%-4.25%, due 1/5/2023-5/15/2043, valued at $1,020,000,097)	2.27	8/1/2022	1,000,000,000	1,000,000,000
Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at maturity date in the amount of $70,038,588 (fully collateralized by: Asset-Backed Securities, 2.53%-7.13%, due 4/22/2025-2/25/2037, Corporate Debt Securities, 1.60%-13.00%, due 12/1/2022-12/31/2099, Private Label Collateralized Mortgage Obligations, 1.99%-5.42%, due 9/15/2034-4/15/2050, U.S. Treasuries (including strips), 0.00%, due 10/6/2022, valued at $76,257,205)	2.21	8/2/2022	70,000,000	70,000,000
Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 7/29/2022 due at maturity date in the amount of $90,063,525 (fully collateralized by: Asset-Backed Securities, 2.46%-7.13%, due 4/22/2025-6/25/2037, Corporate Debt Securities, 0.75%-10.50%, due 3/18/2024-12/31/2099, Private Label Collateralized Mortgage Obligations, 3.24%-5.62%, due 6/15/2034-4/15/2050, valued at $99,232,309)	2.31	8/3/2022	90,000,000	90,000,000
Total Repurchase Agreements (cost $3,598,000,000)			3,598,000,000
Total Investments (cost $8,458,274,344)			100.0%	8,455,700,476
Cash and Receivables (Net)			.0%	719,536
Net Assets			100.0%	8,456,420,012

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities amounted to $1,239,030,866 or 14.65% of net assets.

b Security is a discount security. Income is recognized through the accretion of discount.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

d Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of July 31, 2022 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2022, these securities amounted to $281,000,000 or 3.32% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banks	54.2
Repurchase Agreements	42.6
Diversified Financials	3.2
100.0

† Based on net assets.

See notes to financial statements.

Dreyfus Tax Exempt Cash Management
Short-Term Investments - 101.2%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.3%
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	1.41	8/5/2022	13,000,000	[a]	13,000,000
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. B	1.41	8/5/2022	8,000,000	[a]	8,000,000
				21,000,000
Alaska - 2.5%
Alaska Housing Finance, Revenue Bonds, Ser. D	1.41	8/5/2022	12,000,000	[a]	12,000,000
Colorado - .7%
Tender Option Bond Trust Receipts (Series 2018-XG0195), (Denver City & County, COP (Colorado Convention Center Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/1/2048	1.42	8/5/2022	3,615,000	[a,b,c]	3,615,000
Connecticut - .6%
Connecticut, GO, Refunding, Ser. D	4.00	9/15/2022	2,500,000		2,508,107
Connecticut, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2022	300,000		300,000
				2,808,107
Florida - 7.9%
Collier County Industrial Development Authority, Revenue Bonds (Redlands Christian Migrant Association) (LOC; Bank of America NA)	1.34	8/5/2022	1,325,000	[a]	1,325,000
Florida Housing Finance Agency, Revenue Bonds (LOC; Northern Trust Company)	0.70	8/5/2022	5,000,000	[a]	5,000,000
Hillsborough County Housing Finance Authority, Revenue Bonds (LOC; Truist Bank)	1.39	8/5/2022	4,585,000	[a]	4,585,000
Jacksonville, Revenue Bonds, Refunding (Baptist Health System Obligated Group)	1.43	8/5/2022	600,000	[a]	600,000
Miami-Dade County Industrial Development Authority, Revenue Bonds, Refunding (Florida Power & Light)	1.96	8/1/2022	12,600,000	[a]	12,600,000
St. Lucie County, Revenue Bonds, Refunding (Florida Power & Light Project)	1.97	8/1/2022	6,300,000	[a]	6,300,000
Tender Option Bond Trust Receipts (Series 2022-XM0985), (Broward County Convention Center Hotel, Revenue Bonds) (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 1/1/2030	1.45	8/5/2022	8,000,000	[a,b,c]	8,000,000
				38,410,000
Georgia - 4.3%
Gwinnett County Development Authority, Revenue Bonds (Goodwill of North Georgia Project) (LOC; Truist Bank)	1.42	8/5/2022	2,465,000	[a]	2,465,000
Macon Water Authority, Revenue Bonds, Refunding, Ser. B	1.41	8/5/2022	2,950,000	[a]	2,950,000
RBC Municipal Products Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E107	1.38	8/5/2022	11,150,000	[a,b]	11,150,000
The Monroe County Development Authority, Revenue Bonds	1.96	8/1/2022	4,300,000	[a]	4,300,000
				20,865,000
Idaho - 2.7%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group) (LOC; U.S Bank NA) Ser. C	1.96	8/1/2022	13,000,000	[a]	13,000,000
Illinois - 8.2%
Aurora II, Revenue Bonds, Refunding (Aurora University) (LOC; BMO Harris Bank NA)	1.34	8/5/2022	5,685,000	[a]	5,685,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 8.2% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (Northwestern Memorial Healthcare Obligated Group) Ser. D	1.35	8/5/2022	20,000,000	[a]	20,000,000
Illinois Finance Authority, Revenue Bonds, Refunding (Steppenwolf Theatre Co.) (LOC; Northern Trust Company)	1.41	8/5/2022	2,535,000	[a]	2,535,000
Tender Option Bond Trust Receipts (Series 2020-XL0137), (Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC) (Insured; Assured Guaranty Municipal Corp.)), Trust Maturity Date 6/15/2050	1.37	8/5/2022	3,095,000	[a,b,c]	3,095,000
Tender Option Bond Trust Receipts (Series 2020-XL0145), (Chicago Transit Authority, Revenue Bonds, Refunding) (LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 12/1/2055	1.37	8/5/2022	4,305,000	[a,b,c]	4,305,000
Tender Option Bond Trust Receipts (Series 2022-YX1126), (Illinois State Finance Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 11/15/2045	1.37	8/5/2022	4,575,000	[a,b,c]	4,575,000
				40,195,000
Indiana - 6.1%
Indiana Finance Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group) Ser. D1	1.32	8/5/2022	20,000,000	[a]	20,000,000
Indiana Housing & Community Development Authority, Revenue Bonds, Ser. B	1.90	8/1/2022	10,000,000	[a]	10,000,000
				30,000,000
Louisiana - .7%
Louisiana Housing Corp., Revenue Bonds (Belmont Village Apartments Project)	1.43	8/5/2022	3,300,000	[a]	3,300,000
Maryland - .9%
Maryland, GO, Refunding, Ser. 2C	5.00	8/1/2022	500,000		500,000
Tender Option Bond Trust Receipts (Series 2018-XG0213), (Maryland Stadium Authority, Revenue Bonds (Baltimore City Public Schools) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 5/1/2046	1.38	8/5/2022	4,080,000	[a,b,c]	4,080,000
				4,580,000
Michigan - 5.2%
Michigan Strategic Fund, Revenue Bonds (The Kroger Company) (LOC; Scotia Bank)	1.37	8/5/2022	4,000,000	[a]	4,000,000
RIB Floaters Trust, Revenue Bonds, Refunding (LOC; Barclays Bank) (Insured; Build America Mutual) Ser. 2018-009	1.37	8/5/2022	2,000,000	[a,b]	2,000,000
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	1.38	8/5/2022	14,600,000	[a,b,c]	14,600,000
Tender Option Bond Trust Receipts (Series 2018-ZF2716), (Michigan Housing Development Authority, Revenue Bonds (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 10/1/2048	1.36	8/5/2022	4,820,000	[a,b,c]	4,820,000
				25,420,000
Mississippi - 2.5%
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA Project) Ser. B	1.90	8/1/2022	4,450,000	[a]	4,450,000
Mississippi Development Bank, Revenue Bonds (Jackson County)	1.90	8/1/2022	8,000,000	[a]	8,000,000
				12,450,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Missouri - 3.4%
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	1.38	8/5/2022	14,000,000	[a,b]	14,000,000
Springfield Industrial Development Authority, Revenue Bonds (Abec Project) (LOC; Guaranty Bank)	1.42	8/5/2022	1,160,000	[a]	1,160,000
The St. Louis Missouri Industrial Development Authority, Revenue Bonds (Minerva Place Apartments)	1.38	8/5/2022	1,430,000	[a]	1,430,000
				16,590,000
Nebraska - 2.7%
Lincoln Nebraska Electric System, CP, Ser. 95	1.06	8/24/2022	4,000,000		3,999,243
Omaha Public Power District, CP, Ser. A	1.30	8/17/2022	5,000,000		4,999,886
Omaha Public Power District, CP, Ser. A	1.50	10/4/2022	4,000,000		3,998,948
				12,998,077
New Jersey - .9%
Tender Option Bond Trust Receipts (Series 2016-ZF0450), (Hudson County Improvement Authority, Revenue Bonds (Hudson County Vocational Technology School Project) (Insured; County Guaranteed)), Trust Maturity Date 5/1/2051	1.38	8/5/2022	4,525,000	[a,b,c]	4,525,000
New Mexico - .2%
Bernalillo County, GO	2.00	8/15/2022	795,000		795,207
New York - 4.3%
New York City, GO, Refunding, Ser. D	5.00	8/1/2022	1,500,000		1,500,000
New York City, GO, Ser. C	5.00	8/1/2022	310,000		310,000
Tender Option Bond Trust Receipts (Series 2018-XM0700), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 2/15/2039	1.37	8/5/2022	3,520,000	[a,b,c]	3,520,000
Tender Option Bond Trust Receipts (Series 2020-XG0294), (New York Dormitory Authority, Revenue Bonds (Insured; Federal Housing Administration) (LOC; U.S. Bank NA)), Trust Maturity Date 2/1/2050	1.37	8/5/2022	1,400,000	[a,b,c]	1,400,000
Tender Option Bond Trust Receipts (Series 2022-XF1358), (Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Mta Bridges & Tunnels Sales Tax) (Liquidity Agreement; Toronto Dominion Bank NA) Ser. A), Trust Maturity Date 5/15/2062	1.37	8/5/2022	6,000,000	[a,b,c]	6,000,000
Tender Option Bond Trust Receipts (Series 2022-XF1359), (Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Mta Bridges & Tunnels Sales Tax) (Liquidity Agreement; Toronto Dominion Bank NA) Ser. A), Trust Maturity Date 5/15/2062	1.37	8/5/2022	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2022-XG0383), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 11/1/2049	0.72	8/5/2022	3,305,000	[a,b,c]	3,305,000
				21,035,000
North Carolina - .1%
Wake County, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2022	325,000		325,000
Pennsylvania - 1.5%
Tender Option Bond Trust Receipts (Series 2020-XM0887), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 4/1/2028	1.48	8/5/2022	2,670,000	[a,b,c]	2,670,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 1.5% (continued)
Tender Option Bond Trust Receipts (Series 2020-XM0888), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 4/1/2028	1.48	8/5/2022	2,670,000	[a,b,c]	2,670,000
Tender Option Bond Trust Receipts (Series 2022-XF1346), (Central Bradford Progress Authority, Revenue Bonds, Refunding (Guthrie Clinic Issue) (Insured; Build America Mutual) (Liquidity Agreement; Bank of America PLC) Ser. A), Trust Maturity Date 12/1/2044	0.67	8/5/2022	2,170,000	[a,b,c]	2,170,000
				7,510,000
South Carolina - 5.4%
Charleston SC Hospitality, Revenue Bonds	5.00	9/1/2022	500,000		501,215
Columbia Waterworks & Sewer System, Revenue Bonds (LOC; Sumitomo Mitsui Banking)	1.33	8/5/2022	3,050,000	[a]	3,050,000
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Brashier Charter Project) (LOC; Truist Bank)	1.36	8/5/2022	3,435,000	[a]	3,435,000
South Carolina Jobs-Economic Development Authority, Revenue Bonds (YMCA Coastal Carolina Project) (LOC; Wells Fargo Bank NA)	1.48	8/5/2022	2,180,000	[a]	2,180,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2056	1.37	8/5/2022	12,000,000	[a,b,c]	12,000,000
Tender Option Bond Trust Receipts (Series 2017-XG0149), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2050	1.37	8/5/2022	5,000,000	[a,b,c]	5,000,000
				26,166,215
Tennessee - 5.9%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Johnson Bible Collateral Project) (LOC; Home Federal Bank of TN)	1.35	8/5/2022	4,770,000	[a]	4,770,000
Metropolitan Government Nashville & Davidson County, CP, Ser. 2022	1.40	9/21/2022	8,000,000		7,997,756
Metropolitan Government Nashville & Davidson County, CP, Ser. 2022	1.45	9/28/2022	5,000,000		4,998,410
Tender Option Bond Trust Receipts (Series 2018-ZF2677), (Tennessee Housing Development Agency, Revenue Bonds (Liquidity Agreement; Citibank NA)), Trust Maturity Date 7/1/2036	1.36	8/5/2022	2,100,000	[a,b,c]	2,100,000
Tennessee, CP, Ser. A	1.45	8/17/2022	6,500,000		6,499,278
The Sevier County Public Building Authority, Revenue Bonds, Refunding (LOC; Bank of America NA) Ser. VD1	1.38	8/5/2022	2,600,000	[a]	2,600,000
				28,965,444
Texas - 19.7%
Dallas County Hospital District, GO, Refunding	5.00	8/15/2022	600,000		600,793
El Paso Texas Water & Sewer, CP, Ser. A	1.29	8/11/2022	7,500,000		7,499,587
El Paso Texas Water & Sewer, CP, Ser. A	1.45	9/27/2022	5,000,000		4,999,219
Garland Texas Water & Sewer, CP	1.45	9/7/2022	2,000,000		1,999,291
Harris County, CP, Ser. J1	1.08	8/18/2022	1,250,000		1,249,767
Harris County Texas Metropolitan Transportation Authority, CP, Ser. A3	1.20	9/14/2022	4,000,000		3,998,554

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 19.7% (continued)
Irving, GO, Refunding	5.00	9/15/2022	500,000		502,172
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) (SPA; Wells Fargo Bank NA) Ser. A	1.44	8/5/2022	15,560,000	[a]	15,560,000
Mesquite Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	1.44	8/5/2022	2,475,000	[a]	2,475,000
North Texas Municipal Water District, Revenue Bonds, Refunding	5.00	9/1/2022	1,480,000		1,484,439
Red River Education Finance Corp., Revenue Bonds (Texas Christian University Project) (SPA; Northern Trust Co.)	1.40	8/5/2022	18,500,000	[a]	18,500,000
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (Trinity University)	1.42	8/5/2022	12,000,000	[a]	12,000,000
San Antonio Texas Water & Sewer System, CP, Ser. A1	1.08	8/18/2022	5,000,000		4,999,068
San Antonio Texas Water & Sewer System, CP, Ser. A1	1.10	8/11/2022	5,000,000		4,999,655
San Antonio Texas Water & Sewer System, CP, Ser. A1	1.20	8/2/2022	8,000,000		7,999,956
Tender Option Bond Trust Receipts (Series 2018-XM0698), (Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Liquidity Agreement; Credit Suisse)), Trust Maturity Date 8/15/2024	1.37	8/5/2022	4,585,000	[a,b,c]	4,585,000
Texas, GO, Refunding	5.00	10/1/2022	700,000		704,204
Texas, GO, Refunding, Ser. A	5.00	10/1/2022	2,215,000		2,228,302
				96,385,007
Utah - .6%
Tender Option Bond Trust Receipts (Series 2022-XG0364), (Intertmountain Power Agency, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America PLC & LOC; Bank of America PLC) Ser. A), Trust Maturity Date 7/1/2043	0.82	8/5/2022	3,000,000	[a,b,c]	3,000,000
Virginia - 3.0%
Fairfax County Economic Development Authority, Revenue Bonds, Refunding (Mount Vernon Ladies Association Project) (LOC; Truist Bank)	1.36	8/5/2022	2,000,000	[a]	2,000,000
Henrico County, GO, Refunding	5.00	8/1/2022	1,000,000		1,000,000
Lynchburg Economic Development Authority, Revenue Bonds, Refunding (Centra Health Obligated Group) (LOC; Truist Bank) Ser. C	1.42	8/5/2022	4,900,000	[a]	4,900,000
Virginia College Building Authority, Revenue Bonds, Refunding (University of Richmond Project)	1.95	8/1/2022	6,845,000	[a]	6,845,000
				14,745,000
Washington - 4.6%
Tender Option Bond Trust Receipts (Series 2018-XM0681), (Washington Convention Public Facilities District, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2048	1.37	8/5/2022	19,000,000	[a,b,c]	19,000,000
Tender Option Bond Trust Receipts (Series 2020-XG0296), (Washington Convention Center Public Facilities District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 7/1/2058	1.37	8/5/2022	3,285,000	[a,b,c]	3,285,000
				22,285,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 2.3%
Tender Option Bond Trust Receipts (Series 2018-XF0609), (Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Marshfield Clinic Health System) (Liquidity Agreement; JPMorgan Chase Bank NA & LOC; JPMorgan Chase Bank NA)), Trust Maturity Date 2/15/2024	1.40	8/5/2022	3,890,000 [a,b,c]	3,890,000
Tender Option Bond Trust Receipts (Series 2020-XL0147), (Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A), Trust Maturity Date 6/1/2045	1.37	8/5/2022	5,320,000 [a,b,c]	5,320,000
Tender Option Bond Trust Receipts (Series 2020-XL0148), (Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A), Trust Maturity Date 6/1/2045	1.37	8/5/2022	2,250,000 [a,b,c]	2,250,000
			11,460,000
Total Investments (cost $494,438,555)			101.2%	494,428,057
Liabilities, Less Cash and Receivables			(1.2%)	(6,046,994)
Net Assets			100.0%	488,381,063

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities amounted to $165,930,000 or 33.98% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Medical	18.5
Development	14.6
Education	12.0
General	11.3
Water	9.8
Power	8.5
Single Family Housing	4.9
Government	4.3
Multifamily Housing	3.9
School District	3.7
General Obligation	3.1
Facilities	3.0
Utilities	2.0
Transportation	1.6
101.2

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2022 (Unaudited)

	Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	123,204,450,234	††	3,274,935,681	36,288,530,988	††	46,084,205,161
Cash	-		253,287,720	-		1,116,839,244
Interest receivable	41,337,909		924,859	6,273,389		2,623,259
Receivable for shares of Beneficial Interest subscribed	27,956,160		11,879,493	4,194,838		22,785,266
Prepaid expenses	1,557,552		78,956	204,696		360,044
	123,275,301,855		3,541,106,709	36,299,203,911		47,226,812,974
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	20,317,977		733,850	6,570,849		10,297,931
Cash overdraft due to Custodian	54,014,057		-	16,047,592		-
Payable for investment securities purchased	1,593,069,099		254,489,186	300,021,305		1,820,659,678
Payable for shares of Beneficial Interest redeemed	53,779,873		783,189	1,205,854		53,065,259
Trustees’ fees and expenses payable	61,974		4,047	14,686		25,340
Other accrued expenses	877,187		87,326	561,728		371,939
	1,722,120,167		256,097,598	324,422,014		1,884,420,147
Net Assets ($)	121,553,181,688		3,285,009,111	35,974,781,897		45,342,392,827
Composition of Net Assets ($):
Paid-in capital	121,554,586,252		3,285,018,906	35,976,731,490		45,342,838,867
Total distributable earnings (loss)	(1,404,564)		(9,795)	(1,949,593)		(446,040)
Net Assets ($)	121,553,181,688		3,285,009,111	35,974,781,897		45,342,392,827
† Investments at cost ($)	123,204,450,234		3,274,935,681	36,288,530,988		46,084,205,161
†† Value of repurchase agreements—Note 1(b) ($)	93,147,195,000		-	28,829,012,500		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	100,617,488,674		2,502,234,456	30,760,589,696		34,784,558,503
Shares Outstanding	100,618,703,942		2,502,242,524	30,762,191,056		34,782,606,720
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	3,336,553,185		172,207,787	1,506,983,386		1,236,928,379
Shares Outstanding	3,336,601,211		172,208,613	1,507,078,320		1,236,865,026
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	6,493,902,080		352,098,561	761,919,395		3,749,710,999
Shares Outstanding	6,493,982,519		352,102,031	761,967,892		3,749,494,396
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	1,928,040,399		258,468,307	2,598,363,601		2,870,822,059
Shares Outstanding	1,928,063,486		258,469,540	2,598,546,572		2,870,672,952
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Wealth Shares
Net Assets ($)	2,048,056,423		-	218,676,979		236,123,839
Shares Outstanding	2,048,085,257		-	218,690,902		236,100,300
Net Asset Value Per Share ($)	1.00		-	1.00		1.00
Service Shares
Net Assets ($)	4,755,558,985		-	128,248,840		2,464,249,048
Shares Outstanding	4,755,615,611		-	128,256,748		2,464,103,989
Net Asset Value Per Share ($)	1.00		-	1.00		1.00
BOLDSM Shares
Net Assets ($)	2,373,581,942		-	-		-
Shares Outstanding	2,373,613,710		-	-		-
Net Asset Value Per Share ($)	1.00		-	-		-

See notes to financial statements.

	Dreyfus Cash Management		Dreyfus Tax Exempt Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	8,455,700,476	††	494,428,057
Interest receivable	4,599,890		744,916
Receivable for shares of Beneficial Interest subscribed	2,504,000		-
Receivable for investment securities sold	-		20,807,297
Prepaid expenses	69,214		23,017
	8,462,873,580		516,003,287
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	727,644		75,877
Cash overdraft due to Custodian	3,898,582		560,333
Payable for shares of Beneficial Interest redeemed	1,713,977		6,253,197
Trustees’ fees and expenses payable	7,920		305
Payable for investment securities purchased	-		20,679,242
Other accrued expenses	105,445		53,270
	6,453,568		27,622,224
Net Assets ($)	8,456,420,012		488,381,063
Composition of Net Assets ($):
Paid-in capital	8,460,365,256		488,391,561
Total distributable earnings (loss)	(3,945,244)		(10,498)
Net Assets ($)	8,456,420,012		488,381,063
† Investments at cost ($)	8,458,274,344		494,438,555
†† Value of repurchase agreements—Note 1(b) ($)	3,598,000,000		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	5,064,062,980		488,381,063
Shares Outstanding	5,060,837,302		488,442,984
Net Asset Value Per Share ($)	1.0006		.9999
Investor Shares
Net Assets ($)	40,005,026		-
Shares Outstanding	39,981,432		-
Net Asset Value Per Share ($)	1.0006		-
Administrative Shares
Net Assets ($)	70,763,241		-
Shares Outstanding	70,717,322		-
Net Asset Value Per Share ($)	1.0007		-
Preferred Shares
Net Assets ($)	3,281,588,765		-
Shares Outstanding	3,279,520,690		-
Net Asset Value Per Share ($)	1.0006		-

See notes to financial statements.

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2022 (Unaudited)

	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	416,993,065	11,351,024	115,637,163	150,883,051
Expenses:
Management fee—Note 2(a)	118,616,684	3,830,858	30,355,184	47,375,747
Shareholder servicing costs—Note 2(b)	18,082,458	874,493	6,295,932	14,693,569
Administrative service fees—Note 2(c)	13,422,487	217,469	2,465,885	8,957,206
Registration fees	1,323,259	51,539	522,709	342,526
Custodian fees—Note 2(c)	986,335	39,865	259,197	411,713
Trustees’ fees and expenses—Note 2(d)	341,767	10,217	80,584	136,701
Prospectus and shareholders’ reports	100,948	29,009	39,572	57,405
Professional fees	88,930	42,091	44,542	45,773
Chief Compliance Officer fees—Note 2(c)	12,082	12,082	12,082	12,082
Miscellaneous	484,678	37,064	158,568	220,338
Total Expenses	153,459,628	5,144,687	40,234,255	72,253,060
Less—reduction in expenses due to undertakings—Note 2(a)	(66,410,175)	(1,096,680)	(10,051,468)	(18,516,711)
Net Expenses	87,049,453	4,048,007	30,182,787	53,736,349
Net Investment Income	329,943,612	7,303,017	85,454,376	97,146,702
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(979,987)	(21,573)	(2,315)	(446,040)
Net Increase in Net Assets Resulting from Operations	328,963,625	7,281,444	85,452,061	96,700,662

See notes to financial statements.

	Dreyfus Cash Management	Dreyfus Tax Exempt Cash Management
Investment Income ($):
Interest Income	31,440,233	1,111,466
Expenses:
Management fee—Note 2(a)	4,007,546	339,222
Shareholder servicing costs—Note 2(b)	2,667,222	18,149
Custodian fees—Note 2(c)	92,093	8,631
Professional fees	42,833	42,342
Registration fees	42,331	18,225
Administrative service fees—Note 2(c)	21,355	-
Chief Compliance Officer fees—Note 2(c)	12,082	12,082
Trustees’ fees and expenses—Note 2(d)	10,814	816
Prospectus and shareholders’ reports	9,001	6,087
Miscellaneous	86,309	13,770
Total Expenses	6,991,586	459,324
Less—reduction in expenses due to undertakings—Note 2(a)	(2,923,037)	(128,735)
Less—reduction in fees due to earnings credits—Note 2(c)	-	(2,657)
Net Expenses	4,068,549	327,932
Net Investment Income	27,371,684	783,534
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	1,835	-
Net change in unrealized appreciation (depreciation) on investments	(1,651,098)	(4,499)
Net Realized and Unrealized Gain (Loss) on Investments	(1,649,263)	(4,499)
Net Increase in Net Assets Resulting from Operations	25,722,421	779,035

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Government Cash Management				Dreyfus Government Securities Cash Management
	Six Months Ended July 31, 2022 (Unaudited)	[a]	Year Ended January 31, 2022	[b]	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
Operations ($):
Net investment income	329,943,612		34,038,190		7,303,017	228,367
Net realized gain (loss) on investments	(979,987)		114,337		(21,573)	(12,844)
Net Increase (Decrease) in Net Assets Resulting from Operations	328,963,625		34,152,527		7,281,444	215,523
Distributions ($):
Distributions to shareholders:
Institutional Shares	(286,672,416)		(29,962,568)		(5,733,859)	(325,143)
Investor Shares	(6,909,471)		(786,161)		(260,953)	(24,974)
Administrative Shares	(16,598,048)		(1,183,622)		(973,222)	(60,173)
Participant Shares	(3,403,862)		(489,219)		(312,037)	(39,655)
Wealth Shares	(4,708,908)		(491,791)		-	-
Service Shares	(4,398,952)		(667,079)		-	-
BOLDSM Shares	(7,695,779)		-		-	-
Total Distributions	(330,387,436)		(33,580,440)		(7,280,071)	(449,945)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	265,191,079,403		550,199,434,170		2,925,815,992	7,996,248,371
Investor Shares	8,107,952,822		17,933,542,805		188,559,856	542,072,779
Administrative Shares	7,383,505,777		13,483,520,146		762,287,587	1,962,811,695
Participant Shares	4,888,936,167		10,591,314,657		427,738,014	1,216,576,428
Wealth Shares	1,811,702,866		6,194,375,814		-	-
Service Shares	4,868,733,963		5,903,870,716		-	-
BOLDSM Shares	9,124,368,410		-		-	-
Net assets received in connection
with reorganization—Note 1	-		2,144,189,839		-	-
Distributions reinvested:
Institutional Shares	62,158,528		7,168,873		1,362,568	61,883
Investor Shares	4,514,212		477,445		91,901	14,222
Administrative Shares	14,350,170		985,369		711,664	47,898
Participant Shares	3,161,971		441,904		306,784	38,612
Wealth Shares	4,639,318		479,951		-	-
Service Shares	4,219,608		640,954		-	-
Cost of shares redeemed:
Institutional Shares	(272,138,746,644)		(524,818,837,072)		(3,860,052,702)	(7,772,218,919)
Investor Shares	(8,493,258,588)		(17,174,482,958)		(187,224,636)	(693,028,963)
Administrative Shares	(6,214,158,570)		(11,101,309,279)		(1,088,921,517)	(1,810,457,609)
Participant Shares	(4,946,661,651)		(10,091,670,422)		(496,724,726)	(1,267,585,557)
Wealth Shares	(2,413,026,588)		(3,594,225,706)		-	-
Service Shares	(3,772,207,623)		(4,351,014,277)		-	-
BOLDSM Shares	(6,750,754,700)		-		-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,259,491,149)		35,328,902,929		(1,326,049,215)	174,580,840
Total Increase (Decrease) in Net Assets	(3,260,914,960)		35,329,475,016		(1,326,047,842)	174,346,418
Net Assets ($):
Beginning of Period	124,814,096,648		89,484,621,632		4,611,056,953	4,436,710,535
End of Period	121,553,181,688		124,814,096,648		3,285,009,111	4,611,056,953

[a]	On February 23, 2022, the fund commenced offering BOLDSM Shares.
[b]

During the period ended January 31, 2022, 287,133,657 Service shares representing $287,139,858 were exchanged for 287,139,858 Wealth shares and 298,288,787 Wealth shares representing $298,296,172 were exchanged for 298,296,172 Investor shares for Dreyfus Government Cash Management.

See notes to financial statements.

	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022[a]
Operations ($):
Net investment income	85,454,376	3,927,018	97,146,702	4,266,570
Net realized gain (loss) on investments	(2,315)	108,603	(446,040)	153,720
Net Increase (Decrease) in Net Assets Resulting from Operations	85,452,061	4,035,621	96,700,662	4,420,290
Distributions ($):
Distributions to shareholders:
Institutional Shares	(75,624,905)	(3,074,667)	(76,244,600)	(2,915,080)
Investor Shares	(3,005,379)	(198,827)	(2,045,551)	(145,462)
Administrative Shares	(1,909,698)	(92,616)	(13,524,918)	(735,496)
Participant Shares	(4,519,655)	(369,177)	(3,839,486)	(395,093)
Wealth Shares	(436,162)	(22,218)	(610,432)	(36,377)
Service Shares	(112,881)	(15,209)	(1,078,176)	(123,954)
Total Distributions	(85,608,680)	(3,772,714)	(97,343,163)	(4,351,462)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	85,694,997,959	143,142,069,565	44,597,109,425	90,064,564,344
Investor Shares	1,968,680,975	5,323,669,483	2,151,080,154	4,698,387,446
Administrative Shares	955,278,918	1,915,656,538	8,101,087,671	22,910,342,129
Participant Shares	3,465,710,302	11,751,370,960	9,784,731,131	20,508,896,111
Wealth Shares	104,488,450	436,675,642	46,003,258	129,284,241
Service Shares	150,955,783	466,997,653	2,115,124,237	2,511,967,497
Net assets received in connection
with reorganization—Note 1	-	-	-	2,321,996,136
Distributions reinvested:
Institutional Shares	7,346,393	412,152	20,033,993	827,661
Investor Shares	1,383,348	71,794	817,404	82,240
Administrative Shares	1,212,688	58,950	9,289,148	677,197
Participant Shares	4,270,116	343,478	3,172,148	303,723
Wealth Shares	431,802	21,782	604,859	35,601
Service Shares	112,292	14,845	1,044,372	118,593
Cost of shares redeemed:
Institutional Shares	(78,129,903,688)	(142,655,761,248)	(43,549,817,368)	(85,518,309,334)
Investor Shares	(2,050,351,652)	(5,209,335,340)	(2,492,141,603)	(4,579,246,489)
Administrative Shares	(897,595,639)	(1,884,332,745)	(14,030,729,628)	(17,612,795,641)
Participant Shares	(3,546,864,019)	(11,548,868,679)	(11,718,284,478)	(19,371,319,781)
Wealth Shares	(95,331,889)	(234,467,082)	(344,703,712)	(134,892,387)
Service Shares	(308,970,745)	(180,893,080)	(1,545,344,729)	(2,400,561,428)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	7,325,851,394	1,323,704,668	(6,850,923,718)	13,530,357,859
Total Increase (Decrease) in Net Assets	7,325,694,775	1,323,967,575	(6,851,566,219)	13,530,426,687
Net Assets ($):
Beginning of Period	28,649,087,122	27,325,119,547	52,193,959,046	38,663,532,359
End of Period	35,974,781,897	28,649,087,122	45,342,392,827	52,193,959,046

[a]

During the period ended January 31, 2022, 35,620,657 Service shares representing $35,620,748 were exchanged for 35,620,748 Wealth shares and 34,258,230 Wealth shares representing $34,258,535 were exchanged for 34,258,535 Investor shares for Dreyfus Treasury Securities Cash Management.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Cash Management			Dreyfus Tax Exempt Cash Management
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	[a]	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	[b]
Operations ($):
Net investment income	27,371,684	3,008,168		783,534	40,677
Net realized gain (loss) on investments	1,835	3,061		-	23,614
Net change in unrealized appreciation (depreciation) on investments	(1,651,098)	(1,427,421)		(4,499)	(9,143)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,722,421	1,583,808		779,035	55,148
Distributions ($):
Distributions to shareholders:
Institutional Shares	(15,697,405)	(2,308,707)		(787,929)	(42,385)
Investor Shares	(78,696)	(13,980)		-	-
Administrative Shares	(238,551)	(22,078)		-	-
Preferred Shares	(11,241,874)	(1,000,322)		-	-
Total Distributions	(27,256,526)	(3,345,087)		(787,929)	(42,385)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	17,043,619,648	33,462,821,610		996,117,181	1,772,352,396
Investor Shares	170,406,609	577,036,341		-	-
Administrative Shares	270,298,565	1,430,258,354		-	-
Preferred Shares	8,219,923,465	11,471,805,135		-	-
Net assets received in connection
with reorganization—Note 1	-	3,634,782,505		-	-
Distributions reinvested:
Institutional Shares	4,116,964	690,251		407,767	19,078
Investor Shares	6,590	1,252		-	-
Administrative Shares	1,577	430		-	-
Preferred Shares	11,167,244	976,986		-	-
Cost of shares redeemed:
Institutional Shares	(17,394,652,799)	(32,956,940,619)		(816,100,945)	(1,848,186,732)
Investor Shares	(182,524,758)	(726,542,827)		-	(31,163,832)
Administrative Shares	(325,252,137)	(1,361,474,413)		-	-
Preferred Shares	(7,699,241,459)	(12,357,039,902)		-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	117,869,509	3,176,375,103		180,424,003	(106,979,090)
Total Increase (Decrease) in Net Assets	116,335,404	3,174,613,824		180,415,109	(106,966,327)
Net Assets ($):
Beginning of Period	8,340,084,608	5,165,470,784		307,965,954	414,932,281
End of Period	8,456,420,012	8,340,084,608		488,381,063	307,965,954

	Dreyfus Cash Management			Dreyfus Tax Exempt Cash Management
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	[a]	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	[b]
Capital Share Transactions (Shares):
Institutional Shares[c]
Shares sold	17,033,812,406	33,428,335,118		996,216,802	1,772,529,649
Shares issued for distributions reinvested	4,114,545	689,569		407,808	19,081
Shares redeemed	(17,384,836,779)	(32,922,857,437)		(816,182,563)	(1,848,370,566)
Net Increase (Decrease) in Shares Outstanding	(346,909,828)	506,167,250		180,442,047	(75,821,836)
Investor Shares[c]
Shares sold	170,315,434	576,450,963		-	-
Shares issued for distributions reinvested	6,586	1,250		-	-
Shares redeemed	(182,424,843)	(725,807,269)		-	(31,166,563)
Net Increase (Decrease) in Shares Outstanding	(12,102,823)	(149,355,056)		-	(31,166,563)
Administrative Shares
Shares sold	270,130,273	1,428,729,884		-	-
Shares issued for distributions reinvested	1,577	429		-	-
Shares redeemed	(325,044,473)	(1,360,034,477)		-	-
Net Increase (Decrease) in Shares Outstanding	(54,912,623)	68,695,836		-	-
Preferred Shares
Shares sold	8,215,363,103	11,460,331,539		-	-
Shares issued in connection with reorganization—Note 1	-	3,631,145,830		-	-
Shares issued for distributions reinvested	11,160,998	976,027		-	-
Shares redeemed	(7,694,843,482)	(12,344,613,325)		-	-
Net Increase (Decrease) in Shares Outstanding	531,680,619	2,747,840,071		-	-

[a]	On May 4, 2021, the fund commenced Preferred shares.
[b]	On February 1, 2021, Investor shares were converted to Institutional shares.
[c]	During the period ended January 31, 2022, 31,166,563 Investor shares representing $31,163,455 were exchanged for 31,163,455 Institutional shares for Dreyfus Tax Exempt Cash Management.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the funds’ financial statements.

	Institutional Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Government Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.003	.000[a]	.002	.020	.018	.009
Distributions:
Dividends from net investment income	(.003)	(.000)[a]	(.002)	(.020)	(.018)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.30[b]	.03	.24	2.02	1.82	.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20[c]	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.11[c]	.04	.15	.16	.17	.16
Ratio of net investment income to average net assets	.58[c]	.03	.20	2.00	1.79	.87
Net Assets, end of period ($ x 1,000)	100,617,489	107,504,150	82,115,918	52,217,126	51,959,429	61,917,499

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

	Investor Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Government Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.002	.000[a]	.002	.018	.016	.006
Distributions:
Dividends from net investment income	(.002)	(.000)[a]	(.002)	(.018)	(.016)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.21[b]	.03	.16	1.77	1.57	.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45[c]	.45	.46	.46	.46	.46
Ratio of net expenses to average net assets	.29[c]	.03	.22	.41	.42	.42
Ratio of net investment income to average net assets	.43[c]	.03	.14	1.76	1.58	.62
Net Assets, end of period ($ x 1,000)	3,336,553	3,717,395	2,957,837	3,230,590	2,727,098	2,416,450

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Administrative Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Government Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.003	.000[a]	.002	.019	.017	.007
Distributions:
Dividends from net investment income	(.003)	(.000)[a]	(.002)	(.019)	(.017)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.26[b]	.03	.19	1.92	1.72	.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31[c]	.31	.31	.31	.31	.31
Ratio of net expenses to average net assets	.20[c]	.04	.19	.26	.27	.26
Ratio of net investment income to average net assets	.55[c]	.03	.16	1.88	1.70	.70
Net Assets, end of period ($ x 1,000)	6,493,902	5,310,286	2,927,070	2,106,473	1,787,604	1,550,026

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

	Participant Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Government Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.002	.000[a]	.001	.016	.014	.004
Distributions:
Dividends from net investment income	(.002)	(.000)[a]	(.001)	(.016)	(.014)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.17[b]	.03	.14	1.62	1.41	.45
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[c]	.61	.61	.62	.61	.61
Ratio of net expenses to average net assets	.36[c]	.04	.26	.57	.57	.56
Ratio of net investment income to average net assets	.36[c]	.03	.13	1.32	1.41	.43
Net Assets, end of period ($ x 1,000)	1,928,040	1,982,627	1,482,523	1,491,277	92,963	90,708

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Wealth Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Government Cash Management	July 31, 2022 (Unaudited)	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.002[b]	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.002)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.21[c]	.03	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[e]	.47	.55[e]
Ratio of net expenses to average net assets	.28[e]	.05	.19[e]
Ratio of net investment income to average net assets	.38[e]	.03	.02[e]
Net Assets, end of period ($ x 1,000)	2,048,056	2,644,768	1,226

a On November 16, 2020, the fund commenced offering Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Service Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Government Cash Management	July 31, 2022 (Unaudited)	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.001[b]	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.001)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.09[c]	.03	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.1.01[e]	1.02	1.07[e]
Ratio of net expenses to average net assets	.55[e]	.05	.13[e]
Ratio of net investment income to average net assets	.20[e]	.03	.01[e]
Net Assets, end of period ($ x 1,000)	4,755,559	3,654,871	48

a On November 16, 2020, the fund commenced offering Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

BOLDSM Shares
Dreyfus Government Cash Management	Six Months Ended
July 31, 2022
(Unaudited)[a]
Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Net investment income	.003
Distributions:
Dividends from net investment income	(.003)
Net asset value, end of period	1.00
Total Return (%)	.29[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.24[c]
Ratio of net expenses to average net assets	.14[c]
Ratio of net investment income to average net assets	.69[c]
Net Assets, end of period ($ x 1,000)	2,373,582

a On February 23, 2022, the fund commenced offering BOLDSM shares.

b Not annualized.

c Annualized.

See notes to financial statements.

		Institutional Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Government Securities Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.002	.000[a]	.003	.019	.018	.008
Distributions:
Dividends from net investment income	(.002)	(.000)[a]	(.003)	(.019)	(.018)	(.008)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.23[b]	.01	.25	1.94	1.78	.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.21	.22	.22	.22
Ratio of net expenses to average net assets	.18[c]	.06	.20	.22	.21	.19
Ratio of net investment income to average net assets	.42[c]	.01	.23	1.96	1.76	.79
Net Assets, end of period ($ x 1,000)	2,502,234	3,435,107	3,211,177	3,245,834	4,142,111	3,764,742

a Amount represents less than $.001 per shares.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

		Investor Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Government Securities Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.002	.000[a]	.002	.017	.015	.005
Distributions:
Dividends from net investment income	(.002)	(.000)[a]	(.002)	(.017)	(.015)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.15[b]	.01	.16	1.69	1.52	.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[c]	.46	.46	.47	.47	.47
Ratio of net expenses to average net assets	.33[c]	.05	.29	.47	.46	.44
Ratio of net investment income to average net assets	.31[c]	.00[d]	.16	1.68	1.52	.57
Net Assets, end of period ($ x 1,000)	172,208	170,780	321,743	428,964	443,941	446,933

a Amount represents less than $.001 per shares.

b Not annualized.

c Annualized.

d Amount represents less than .01%.

See notes to financial statements.

		Administrative Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Government Securities Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.002	.000[a]	.002	.018	.017	.007
Distributions:
Dividends from net investment income	(.002)	(.000)[a]	(.002)	(.018)	(.017)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.19[b]	.01	.20	1.85	1.68	.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31[c]	.31	.31	.32	.32	.32
Ratio of net expenses to average net assets	.25[c]	.06	.25	.32	.31	.29
Ratio of net investment income to average net assets	.32[c]	.01	.15	1.79	1.68	.70
Net Assets, end of period ($ x 1,000)	352,099	678,022	525,656	611,072	387,132	449,501

a Amount represents less than $.001 per shares.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

		Participant Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Government Securities Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.001	.000[a]	.001	.015	.014	.004
Distributions:
Dividends from net investment income	(.001)	(.000)[a]	(.001)	(.015)	(.014)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.12[b]	.01	.13	1.54	1.37	.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[c]	.61	.61	.62	.62	.62
Ratio of net expenses to average net assets	.38[c]	.06	.31	.62	.61	.59
Ratio of net investment income to average net assets	.22[c]	.00[d]	.14	1.48	1.37	.39
Net Assets, end of period ($ x 1,000)	258,468	327,148	378,134	416,833	289,236	312,013

a Amount represents less than $.001 per shares.

b Not annualized.

c Annualized.

d Amount represents less than .01%.

See notes to financial statements.

	Institutional Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.003	.000[a]	.002	.020	.018	.008
Distributions:
Dividends from net investment income	(.003)	(.000)[a]	(.002)	(.020)	(.018)	(.008)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.28[b]	.01	.22	1.99	1.82	.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.16[c]	.05	.16	.18	.18	.20
Ratio of net investment income to average net assets	.61[c]	.01	.19	1.97	1.83	.83
Net Assets, end of period ($ x 1,000)	30,760,590	23,188,297	22,701,392	14,900,109	15,314,155	17,116,541

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.002	.000[a]	.001	.017	.016	.006
Distributions:
Dividends from net investment income	(.002)	(.000)[a]	(.001)	(.017)	(.016)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.20[b]	.01	.15	1.73	1.57	.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45[c]	.45	.46	.46	.46	.46
Ratio of net expenses to average net assets	.33[c]	.05	.24	.43	.43	.45
Ratio of net investment income to average net assets	.40[c]	.01	.15	1.71	1.55	.57
Net Assets, end of period ($ x 1,000)	1506,983	1,587,270	1,472,827	1,702,388	1,824,737	2,105,370

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

	Administrative Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.002	.000[a]	.002	.019	.017	.007
Distributions:
Dividends from net investment income	(.002)	(.000)[a]	(.002)	(.019)	(.017)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.25[b]	.01	.18	1.89	1.72	.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.30[c]	.30	.31	.31	.31	.31
Ratio of net expenses to average net assets	.24[c]	.05	.21	.28	.28	.30
Ratio of net investment income to average net assets	.49[c]	.01	.16	1.86	1.75	.74
Net Assets, end of period ($ x 1,000)	761,919	703,028	671,622	677,032	704,333	441,771

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Participant Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.002	.000[a]	.001	.016	.014	.004
Distributions:
Dividends from net investment income	(.002)	(.000)[a]	(.001)	(.016)	(.014)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.16[b]	.01	.13	1.58	1.42	.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[c]	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.40[c]	.05	.26	.58	.58	.60
Ratio of net investment income to average net assets	.33[c]	.01	.11	1.52	1.41	.36
Net Assets, end of period ($ x 1,000)	2,598,364	2,675,261	2,472,367	2,077,167	1,170,243	990,662

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

	Wealth Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	July 31, 2022 (Unaudited)	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.002	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.002)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.20[c]	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[e]	.47	.64[e]
Ratio of net expenses to average net assets	.33[e]	.06	.11[e]
Ratio of net investment income to average net assets	.39[e]	.01	.01[e]
Net Assets, end of period ($ x 1,000)	218,677	209,090	6,872

a On November 16, 2020, the fund commenced offering Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Service Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	July 31, 2022 (Unaudited)	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.001	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.001)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.09[c]	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[e]	1.02	1.07[e]
Ratio of net expenses to average net assets	.49[e]	.07	.11[e]
Ratio of net investment income to average net assets	.16[e]	.01	.02[e]
Net Assets, end of period ($ x 1,000)	128,249	286,142	40

a On November 16, 2020, the fund commenced offering Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Institutional Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.002	.000[a]	.002	.019	.018	.008
Distributions:
Dividends from net investment income	(.002)	(.000)[a]	(.002)	(.019)	(.018)	(.008)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.24[b]	.01	.24	1.96	1.78	.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.17[c]	.05	.17	.19	.20	.18
Ratio of net investment income to average net assets	.50[c]	.01	.21	1.93	1.75	.77
Net Assets, end of period ($ x 1,000)	34,784,559	33,717,357	29,170,141	24,169,621	23,505,647	27,366,026

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.002	.000[a]	.002	.017	.015	.005
Distributions:
Dividends from net investment income	(.002)	(.000)[a]	(.002)	(.017)	(.015)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.16[b]	.01	.16	1.70	1.53	.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45[c]	.45	.46	.46	.46	.46
Ratio of net expenses to average net assets	.33[c]	.05	.24	.44	.45	.43
Ratio of net investment income to average net assets	.29[c]	.01	.15	1.74	1.51	.54
Net Assets, end of period ($ x 1,000)	1,236,928	1,577,212	1,457,957	1,128,928	1,746,213	2,104,742

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

	Administrative Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.002	.000[a]	.002	.018	.017	.007
Distributions:
Dividends from net investment income	(.002)	(.000)[a]	(.002)	(.018)	(.017)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.20[b]	.01	.20	1.86	1.68	.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.30[c]	.31	.31	.31	.31	.31
Ratio of net expenses to average net assets	.24[c]	.06	.21	.29	.30	.28
Ratio of net investment income to average net assets	.32[c]	.01	.15	1.84	1.67	.68
Net Assets, end of period ($ x 1,000)	3,749,711	9,670,384	4,371,849	2,364,299	2,454,059	2,594,277

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Participant Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.001	.000[a]	.001	.015	.014	.004
Distributions:
Dividends from net investment income	(.001)	(.000)[a]	(.001)	(.015)	(.014)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.12[b]	.01	.14	1.55	1.38	.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60[c]	.60	.61	.61	.61	.61
Ratio of net expenses to average net assets	.39[c]	.05	.27	.59	.60	.58
Ratio of net investment income to average net assets	.18[c]	.01	.13	1.47	1.36	.39
Net Assets, end of period ($ x 1,000)	2,870,822	4,801,362	3,663,480	3,153,603	2,052,791	2,179,683

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

	Wealth Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	July 31, 2022 (Unaudited)	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.002	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.002)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.15[c]	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[e]	.48	.53[e]
Ratio of net expenses to average net assets	.33[e]	.06	.13[e]
Ratio of net investment income to average net assets	.29[e]	.01	.01[e]
Net Assets, end of period ($ x 1,000)	236,124	534,237	65

a On November 16, 2020, the fund commenced offering Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Service Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	July 31, 2022 (Unaudited)	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.05[c]	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[e]	1.02	1.06[e]
Ratio of net expenses to average net assets	.59[e]	.06	.12[e]
Ratio of net investment income to average net assets	.09[e]	.01	.01[e]
Net Assets, end of period ($ x 1,000)	2,464,249	1,893,407	40

a On November 16, 2020, the fund commenced offering Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Institutional Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.0008	1.0011	1.0005	1.0002	.9999	1.0002
Investment Operations:
Net investment income[a]	.0033	.0004	.0050	.0229	.0216	.0114
Net realized and unrealized gain (loss) on investments	(.0002)	(.0003)	(.0004)	(.0005)[b]	(.0003)	(.0003)
Total From Investment Operations	.0031	.0001	.0046	.0224	.0213	.0111
Distributions:
Dividends from net investment income	(.0033)	(.0004)	(.0040)	(.0221)	(.0210)	(.0114)
Dividends from net realized gain on investments	-	(.0000)[c]	-	-	-	-
Total Distributions	(.0033)	(.0004)	(.0040)	(.0221)	(.0210)	(.0114)
Net asset value, end of period	1.0006	1.0008	1.0011	1.0005	1.0002	.9999
Total Return (%)	.31[d]	.02	.47	2.27	2.15	1.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[e]	.21	.21	.21	.21	.25
Ratio of net expenses to average net assets	.10[e]	.10	.11	.11	.09	.12
Ratio of net investment income to average net assets	.65[e]	.04	.50	2.22	2.13	1.20
Net Assets, end of period ($ x 1,000)	5,064,063	5,412,181	4,906,825	10,233,582	9,526,673	6,884,805

a Based on average shares outstanding.

b  In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Amount represents less than $.0001 per shares.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.0008	1.0011	1.0005	1.0002	1.0000	1.0002
Investment Operations:
Net investment income[a]	.0019	.0001	.0017	.0196	.0188	.0089
Net realized and unrealized gain (loss) on investments	.0002[b]	(.0003)	.0012[b]	.0004	(.0001)	(.0002)
Total From Investment Operations	.0021	(.0002)	.0029	.0200	.0187	.0087
Distributions:
Dividends from net investment income	(.0023)	(.0001)	(.0023)	(.0197)	(.0185)	(.0089)
Dividends from net realized gain on investments	-	(.0000)[c]	-	-	-	-
Total Distributions	(.0023)	(.0001)	(.0023)	(.0197)	(.0185)	(.0089)
Net asset value, end of period	1.0006	1.0008	1.0011	1.0005	1.0002	1.000
Total Return (%)	.21[d]	(.01)	.29	2.01	1.88	.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47[e]	.46	.46	.46	.46	.50
Ratio of net expenses to average net assets	.30[e]	.14	.28	.36	.34	.39
Ratio of net investment income to average net assets	.37[e]	.01	.17	1.91	1.80	.88
Net Assets, end of period ($ x 1,000)	40,005	52,125	201,650	171,215	101,165	124,166

a Based on average shares outstanding.

b  In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Amount represents less than $.0001 per shares.

d Not annualized.

e Annualized.

See notes to financial statements.

	Administrative Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Cash Management	July 31, 2022 (Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.0009	1.0011	1.0005	1.0002	1.0000	1.0002
Investment Operations:
Net investment income[a]	.0027	.0001	.0034	.0225	.0225	.0104
Net realized and unrealized gain (loss) on investments	(.0000)[b]	(.0002)	.0004[c]	(.0010)[c]	(.0023)	(.0002)
Total From Investment Operations	.0027	(.0001)	.0038	.0215	.0202	.0102
Distributions:
Dividends from net investment income	(.0029)	(.0001)	(.0032)	(.0212)	(.0200)	(.0104)
Dividends from net realized gain on investments	-	(.0000)[b]	-	-	-	-
Total Distributions	(.0029)	(.0001)	(.0032)	(.0212)	(.0200)	(.0104)
Net asset value, end of period	1.0007	1.0009	1.0011	1.0005	1.0002	1.000
Total Return (%)	.26[d]	.00[e]	.38	2.17	2.04	1.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31[f]	.31	.31	.31	.31	.35
Ratio of net expenses to average net assets	.19[f]	.14	.20	.21	.19	.24
Ratio of net investment income to average net assets	.56[f]	.01	.32	2.15	2.03	1.02
Net Assets, end of period ($ x 1,000)	70,763	125,739	56,995	77,564	104,888	88,645

a Based on average shares outstanding.

b Amount represents less than $.0001 per shares.

c  In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

d Not annualized.

e Amount represents less than .01%.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Preferred Shares
	Six Months Ended	Year Ended January 31,
Dreyfus Cash Management	July 31, 2022 (Unaudited)	2022[a]
Per Share Data ($):
Net asset value, beginning of period	1.0008	1.0000
Investment Operations:
Net investment income[b]	.0041	.0003
Net realized and unrealized gain (loss) on investments	(.0010)	0008
Total From Investment Operations	.0031	.0011
Distributions:
Dividends from net investment income	(.0033)	(.0003)
Dividends from net realized gain on investments	-	(.0000)[c]
Total Distributions	(.0033)	(.0003)
Net asset value, end of period	1.0006	1.0008
Total Return (%)[d]	.31	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.11	.12
Ratio of net expenses to average net assets[e]	.10	.10
Ratio of net investment income to average net assets[e]	.75	.04
Net Assets, end of period ($ x 1,000)	3,281,589	2,750,039

a On May 4, 2021, the fund commenced offering Preferred shares.

b Based on average shares outstanding.

c Amount represents less than $.0001 per shares.

d Not annualized.

e Annualized.

See notes to financial statements.

	Institutional Shares
	Six Months Ended		Year Ended January 31,
	July 30, 2022
Dreyfus Tax Exempt Cash Management	(Unaudited)		2022	[a]	2021		2020		2019	2018
Per Share Data ($):
Net asset value, beginning of period	.9999		.9999		1.0001		1.0000		1.0000	1.0000
Investment Operations:
Net investment income[b]	.0023		.0001		.0039		.0133		.0122	.0066
Net realized and unrealized gain (loss) on investments	(.0002)		.0000	[c]	(.0007)	[d]	(.0005)	[d]	.0003	.0000	[c]
Total from Investment Operations	.0021		.0001		.0032		(.0128)		.0125	.0066
Distributions:
Dividends from net investment income	(.0021)		(.0001)		(.0034)		(.0127)		(.0125)	(.0066)
Net asset value, end of period	.9999		.9999		.9999		1.0001		1.0000	1.0000
Total Return (%)	.21	[e]	.01		.32		1.29		1.25	.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27	[f]	.27		.25		.26		.27	.26
Ratio of net expenses to average net assets	.19	[f]	.08		.17		.20		.21	.26
Ratio of net investment income to average net assets	.46	[f]	.01		.38		1.28		1.23	.65
Net Assets, end of period ($ x 1,000)	488,381		307,966		383,770		496,302		621,665	607,839

a On February 1, 2021, Investor shares were converted to Institutional shares.

b Based on average shares outstanding.

c Amount represents less than $.0001 per share.

d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

e Not annualized.

f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management (each, a “fund” and collectively, the “funds”) are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds and Dreyfus Tax Exempt Cash Management is the sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Tax Exempt Cash Management investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. Each fund is managed by Dreyfus, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), each fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Effective February 23, 2022, Dreyfus Government Cash Management commenced offering BOLDSM Shares.

Effective May 2, 2022, “Dreyfus Cash Investment Strategies” was renamed “Dreyfus”.

As of the close of business on May 5, 2021, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Trust’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of General Government Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares were transferred to Dreyfus Government Cash Management in a tax free exchange at cost basis for Wealth and Service shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of General Government Securities Money Market Fund’s Class A and Dreyfus Class shares received Wealth shares and Class B received Service shares of Dreyfus Government Cash Management, in an amount equal to the aggregate net asset value of their investment in General Government Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares at the time of the exchange. The net asset value of Dreyfus Government Cash Management’s Wealth and Service shares on the close of business on May 5, 2021, after the reorganization was $1.00 for Wealth shares and $1.00 for Service shares, and a total of 42,913,655 Wealth shares and 2,101,324,270 Service shares were issued to shareholders of General Government Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares in the exchange.

As of the close of business on May 11, 2021, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Board, all of the assets, subject to the liabilities, of General Treasury Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares were transferred to Dreyfus Treasury Securities Cash Management in a tax free exchange at cost basis for Wealth and Service shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of General Treasury Securities Money Market Fund’s Class A and Dreyfus Class shares received Wealth shares and Class B received Service shares of Dreyfus Treasury Securities Cash Management, in an amount equal to the aggregate net asset value of their investment in General Treasury Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares at the time of the exchange. The net asset value of Dreyfus Treasury Securities Cash Management’s Wealth and Service shares on the close of business on May 11, 2021, after the reorganization was $1.00 for Wealth shares and $1.00 for Service shares, and a total of 539,703,024 Wealth shares and 1,781,715,447 Service shares were issued to shareholders of General Treasury Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares in the exchange.

As of the close of business on May 4, 2021, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus Preferred Money Market Fund’s Institutional and Hamilton shares were transferred to Dreyfus Cash Management in a tax free exchange at cost basis for Preferred shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus Institutional Preferred Money Market Fund’s Institutional and Hamilton shares received Preferred shares of Dreyfus Cash Management, in an amount equal to the aggregate net asset value of their investment in Dreyfus Institutional Preferred Money Market Fund’s Institutional and Hamilton shares at the time of the exchange. The net asset value of Dreyfus Cash Management's Preferred shares on the close of business on May 4, 2021, after the reorganization was $1.0010 for Preferred shares, and a total of 3,631,145,830 Preferred shares were issued to shareholders of Dreyfus Preferred Money Market Fund’s Institutional and Hamilton shares in the exchange.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the following classes of shares: Dreyfus Government Cash Management: Institutional, Investor, Administrative, Participant, Wealth, Service and BOLDSM. Dreyfus Government Securities Cash Management: Institutional, Investor, Administrative and Participant. Dreyfus Treasury Obligations Cash Management: Institutional, Investor, Administrative, Participant, Wealth and Service. Dreyfus Treasury Securities Cash Management: Institutional, Investor, Administrative, Participant, Wealth and Service. Dreyfus Cash Management: Institutional, Investor, Administrative and Preferred. Dreyfus Tax Exempt Cash Management: Institutional. Institutional, Investor, Administrative, Participant, Wealth, Service and Preferred shares class of the funds are subject to a Shareholder Services Plan, and the Participant and Service shares of the funds are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund to maintain a constant NAV of $1.00 per share, and each Government Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Government Fund will be able to maintain a constant NAV of $1.00 per share. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the funds’ weekly liquid assets.

Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management each operate as an “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”). Each Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if each fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Board.

Institutional Funds: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2022, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Cash Management, may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of each fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which each fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management, to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended July 31, 2022, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended July 31, 2022, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended January 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to January 31, 2022.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended January 31, 2022. The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2022, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Table 1—Capital Loss Carryover
	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
Dreyfus Government Cash Management	438,503	-	438,503
Dreyfus Government Securities Cash Management	13,240	-	13,240
Dreyfus Treasury Obligations Cash Management	1,803,999	143,279	1,947,278
Dreyfus Cash Management	1,467,978	-	1,467,978

† These capital losses can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid
	2022
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Government Cash Management	-	33,580,440	-
Dreyfus Government Securities Cash Management	-	449,945	-
Dreyfus Treasury Obligations Cash Management	-	3,772,714	-
Dreyfus Treasury Securities Cash Management	-	4,351,462	-
Dreyfus Cash Management	-	3,345,087	-
Dreyfus Tax Exempt Cash Management	40,859	-	1,526

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements (the “Agreements”) with the Adviser, the management fee of each fund except for Dreyfus Cash Management is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. Dreyfus Cash Management fee is computed at an annual rate of ..10% of the value of the fund’s average daily nets assets and is payable monthly. For each fund except for Dreyfus Treasury Securities Cash Management, the Agreements provide that if in any full fiscal year the aggregate expenses, (excluding taxes, brokerage fees and extraordinary expenses) exceed 1½% of the value of each fund’s average daily net assets, the Adviser will reimburse the relevant fund, or bear any excess expense over 1½%. During the period ended July 31, 2022, there were no reimbursements pursuant to the Agreements.

For certain funds, the Adviser agreed to waive receipt of its fees or limit the fund’s direct expenses during period ended July 31, 2022, as described below. To the extent that it is necessary for the Adviser to waive receipt of its service fee or reimburse the fund’s common expenses, for any share class, the amount of the waiver or reimbursement will be applied equally to each share class of the fund in order to facilitate a daily yield at or above a certain level which may change from time to time. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time. For Dreyfus Government Cash Management and Dreyfus Tax Exempt Cash Management, the Adviser agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of the fund’s Institutional shares. For Dreyfus Cash Management, the Adviser has agreed to waiver receipt of its fee and or assume the fund’s expense of the fund’s

Institutional, Investor and Administrative shares. To the extent that it is necessary for the Adviser to waive receipt of its service fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of each relevant fund.

For Dreyfus Government Cash Management, the Adviser has contractually agreed, from February 1, 2022 through June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .62% and 1.01%, respectively, of the value of applicable share class’ average daily net assets. On or after June 1, 2023, the Adviser may terminate this expense limitation agreement at any time. The Adviser also has contractually agreed, from February 23, 2022 through June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s BOLDSM shares (excluding taxes, interest, portfolio transaction costs, commitment fees on borrowings and extraordinary expenses) do not exceed .18% of the value of applicable BOLDSM share class’ average daily net assets. On or after June 1, 2023, the Adviser may terminate the fee waiver agreement and/or expense limitation agreement at any time.

For Dreyfus Government Securities Cash Management, the Adviser has contractually agreed, from February 1, 2022 through June 1, 2023, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund’s average daily net assets. On or after June 1, 2023, the Adviser may terminate this waiver agreement at any time.

For Dreyfus Treasury Obligations Cash Management, the Adviser has contractually agreed, from February 1, 2022 through June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .47% and 1.01%, respectively, of the value of applicable share class’ average daily net assets. On or after June 1, 2023, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Treasury Securities Cash Management, the Adviser has contractually agreed, from February 1, 2022 through June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .47% and 1.01%, respectively, of the value of applicable share class’ average daily net assets. On or after June 1, 2023, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Cash Management, the Adviser has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund’s Preferred shares from February 1, 2022 through June 1, 2023 so that the direct expenses of Preferred shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .10% of the value of the fund’s Preferred shares average daily net assets. To the extent that it is necessary for the Adviser to reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund.

For Dreyfus Governemnt Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management, the Adviser has contractually agreed, from February 1, 2022 through June 1, 2023, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets. On or after June 1, 2023, the Adviser may terminate this waiver agreement at any time.

For Dreyfus Tax Exempt Cash Management, the Adviser has contractually agreed, from February 1, 2022 through June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund’s Institutional shares so that the direct expenses of the fund’s Institutional shares (excluding taxes, interest, portfolio transaction costs, commitment fees on borrowing and extraordinary expenses) do not exceed .20% of the value of the fund’s average daily net assets. On or after June 1, 2023, the Adviser may terminate the expense limitation agreement at any time.

Table 3 summarizes the reduction in expenses for each relevant fund, pursuant to these undertakings, during the period ended July 31, 2022.

Table 3—Fee Waivers ($)

Dreyfus Government Cash Management	18,048,278
Dreyfus Government Securities Cash Management	191,545
Dreyfus Treasury Obligations Cash Management	4,553,250
Dreyfus Treasury Securities Cash Management	7,106,012
Dreyfus Cash Management	2,906,006
Dreyfus Tax Exempt Cash Management	120,156

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

voluntary and not contractual, and may be terminated at any time. Table 4 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended July 31, 2022.

Table 4—Expense Reductions ($)

Dreyfus Government Cash Management	48,361,897
Dreyfus Government Securities Cash Management	905,135
Dreyfus Treasury Obligations Cash Management	5,498,218
Dreyfus Treasury Securities Cash Management	11,410,699
Dreyfus Cash Management	17,031
Dreyfus Tax Exempt Cash Management	8,579

(b) Under each fund’s Compensation Shareholder Services Plan, with respect to each fund’s applicable Institutional, Investor, Administrative, Participant, Wealth and Service shares, each fund pays the Distributor for providing certain services to shareholders of these classes. Investor, Administrative, Participant, Wealth and Service shares pay the Distributor at annual rates of .25%, .10%, .25%, .25% and .25%, respectively, of the value of the applicable share class’ average daily net assets. Dreyfus Cash Management’s Institutional shares pay the Distributor at annual rate of .10% of the value of Dreyfus Cash Management Institutional shares average daily net assets and with respect to Administrative shares the annual rate of .20% of value of Dreyfus Cash Management Administrative shares average daily net assets. Service may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and services related to the maintenance of shareholder accounts. Under the Compensation Shareholder Services Plan as to each class, the Distributor may make payments to Service Agents with respect to these services. Table 5 summarizes the amount each relevant fund was charged pursuant to the Compensation Shareholder Services Plan during the period ended July 31, 2022.

Each fund has adopted a Reimbursement Shareholder Services Plan with respect to its Institutional shares and Dreyfus Cash Management adopted a Reimbursement Shareholder Services Plan with respect to Preferred shares. Institutional shares of each fund reimburse the Distributor at an amount not to exceed an annual rate of .25% and Dreyfus Cash Management’s Institutional and Preferred shares reimburse the Distributor at an amount not to exceed an annual rate of .05%, of the value of applicable share class’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional and Preferred shares of each fund, and services related to the maintenance of shareholder accounts. Table 6 summarizes the amount each relevant fund’s Institutional and Preferred shares were charged pursuant to the Reimbursement Shareholder Services Plan during the period ended July 31, 2022.

Table 5—Compensation Shareholder Services Plan Fees

	Institutional Shares ($)	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)	Wealth Shares ($)	Service Shares ($)
Dreyfus Government Cash Management	-	4,026,173	3,013,310	2,364,309	3,110,042	5,456,319
Dreyfus Government Securities Cash Management	-	209,489	300,856	362,448	-	-
Dreyfus Treasury Obligations Cash Management	-	1,884,305	371,675	3,456,280	278,598	178,235
Dreyfus Treasury Securities Cash Management	-	1,822,873	4,224,632	5,188,971	610,426	2,656,283
Dreyfus Cash Management	2,433,252	53,387	85,856	-	-	-

Table 6—Reimbursement Shareholder Services Plan Fees

	Institutional Shares ($)	Preferred Shares ($)
Dreyfus Government Cash Management	63,882	-
Dreyfus Treasury Obligations Cash Management	117,719	-
Dreyfus Treasury Securities Cash Management	153,112	-
Dreyfus Cash Management	41,748	-
Dreyfus Tax Exempt Cash Management	16,957	-

(c) Under each fund’s Administrative Services Plan, with respect to each fund’s applicable Participant and Service shares and Dreyfus Cash Management Investor shares, each fund will pay the Distributor for the provision of certain types of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate) pursuant to the Administrative Services Plan. Participant and Service shares pays the Distributor at an annual rate of .15% and .55%, respectively, of the value of the applicable shares class’ average daily net assets. Dreyfus Cash Management Investor shares pays the Distributor at an annual rate of .10% of the value of the Dreyfus Cash Management Investor shares average daily net assets. These services include for Participant shares, at a minimum: client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; fund statistical reporting; and blue sky support. These services include for Service shares, at a minimum: providing beneficial owners with statements showing their position in the fund; mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; processing (i.e., aggregating) purchase and redemption transactions; preparing and delivering to beneficial owners, and state and federal authorities, including the IRS and the SEC, such information respecting dividends and distributions paid by the fund as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; trade reconciliation; maintaining fund data on platform; and blue sky support. Under the Administrative Service Plan, the Distributor may make payments to certain Service Agent in respect of these services. Table 7 summarizes the amount each relevant fund was charged pursuant to the Administrative Services Plan during the period ended July 31, 2022.

Table 7—Administrative Services Plan Fees

	Investor Shares ($)	Participant Shares ($)	Service Shares ($)
Dreyfus Government Cash Management	-	1,418,586	12,003,901
Dreyfus Government Securities Cash Management	-	217,469	-
Dreyfus Treasury Obligations Cash Management	-	2,073,769	392,116
Dreyfus Treasury Securities Cash Management	-	3,113,383	5,843,823
Dreyfus Cash Management	21,355	-	-

The funds have an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the funds include net earnings credits, if any, as shareholder servicing costs in the Statements of Operations.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management each has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management will receive interest income or be charged overdraft fees when positive cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

Dreyfus Tax Exempt Cash Management has an arrangement with the Custodian to receive earnings credits when positive cash balances are maintained, which were used to offset custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the funds. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

management fees are related to fund subscriptions and redemptions. Table 8 summarizes the amount each fund was charged during the period ended July 31, 2022, which is included in Shareholder servicing costs in the Statements of Operations.

Table 8—Transfer Agent Fees ($)

Dreyfus Government Cash Management	40,098
Dreyfus Government Securities Cash Management	1,363
Dreyfus Treasury Obligations Cash Management	5,546
Dreyfus Treasury Securities Cash Management	30,120
Dreyfus Cash Management	49,393
Dreyfus Tax Exempt Cash Management	967

Each fund compensates the Custodian under a custody agreement for providing custodial services. These fees are determined based on net assets, geographic region and transaction activity. Table 9 summarizes the amount each fund was charged during the period ended July 31, 2022 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 9.

Each relevant fund compensates the Custodian under a shareholder redemptions draft processing agreement for providing certain services related to the funds’ check writing privilege. Table 10 summarizes the amount each fund was charged during the period ended July 31, 2022 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Table 10—BNY Mellon Cash Management Fees ($)

Dreyfus Government Cash Management	1,666
Dreyfus Treasury Obligations Cash Management	58
Dreyfus Treasury Securities Cash Management	1,719

During the period ended July 31, 2022, each fund was charged $12,082 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

Table 11 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

Table 9—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Government Cash Management	986,335	-
Dreyfus Government Securities Cash Management	39,865	-
Dreyfus Treasury Obligations Cash Management	259,197	-
Dreyfus Treasury Securities Cash Management	411,713	-
Dreyfus Cash Management	92,093	-
Dreyfus Tax Exempt Cash Management	8,631	(2,657)

Table 11—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fees ($)	Shareholder Services Plans Fees ($)	Administrative Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agent Fees ($)	Less Expense Reimbursement ($)
Dreyfus Government Cash Management	20,151,621	2,521,022	3,162,280	641,020	8,324	13,034	(6,179,324)
Dreyfus Government Securities Cash Management	566,299	128,288	34,072	24,738	8,324	444	(28,315)
Dreyfus Treasury Obligations Cash Management	5,811,890	1,044,914	411,744	163,846	8,324	1,845	(871,714)
Dreyfus Treasury Securities Cash Management	7,781,316	1,840,797	1,561,221	261,672	8,324	11,163	(1,166,562)
Dreyfus Cash Management	699,471	434,353	2,952	59,938	8,324	16,400	(493,794)
Dreyfus Tax Exempt Cash Management	81,245	-	-	3,689	8,324	302	(17,683)

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 12 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended July 31, 2022.

Table 13 summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for relevant each fund at July 31, 2022.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 12—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus Tax Exempt Cash Management	338,600,000	257,740,000

Table 13—Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	169,648	(2,743,516)	(2,573,868)
Dreyfus Tax-Exempt Cash Management	1,644	(12,142)	(10,498)

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Board of Trustees held on May 11, 2022, the Board considered the renewal of each fund’s Management Agreement, pursuant to which BNY Mellon Investment Adviser, Inc. (the “Adviser”) provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of each Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the funds. For each fund, the Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to each fund.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fees and Expense Ratios. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of institutional funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of institutional funds (the “Performance Universe”), all for various periods ended March 31, 2022, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of institutional funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns.

1 For each fund, the Performance Group and the Expense Group (each as defined herein) were each comprised of institutional funds in the stated strategy, and the Performance Universe and the Expense Universe (each as defined herein) were each comprised of all institutional funds in the stated strategy, except that the Performance Universe consisted of all funds in the stated strategy regardless of asset size or primary channel of distribution while the Expense Universe excluded outliers. The Performance and Expense Groups and the Performance and Expense Universes for Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management consisted of U.S. government money market funds; the Performance and Expense Groups and the Performance and Expense Universes for Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management consisted of U.S. Treasury money market funds; the Performance and Expense Groups and the Performance and Expense Universes for Dreyfus Cash Management consisted of money market funds; and the Performance and Expense Groups and the Performance and Expense Universes for Dreyfus Tax Exempt Cash Management consisted of tax-exempt money market funds.

The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons for each fund and considered the following:

For Dreyfus Government Cash Management, the fund’s gross total return performance was within three basis points of the Performance Group and the Performance Universe medians for all periods. The fund’s net total return performance was at or within one basis point the Performance Group median for all periods and above the Performance Universe median and ranking in the first quartile of the Performance Universe in all periods.

For Dreyfus Government Securities Cash Management, the fund’s gross total return performance was at or within four basis points of the Performance Group median and at or within three basis points of the Performance Universe median for all periods. The fund’s net total return performance was at or within one basis point of the Performance Group median and above or within one basis point the Performance Universe median for all periods.

For Dreyfus Treasury Obligations Cash Management, the fund’s gross total return performance was within two basis points of the Performance Group median and at or within three basis points of the Performance Universe median for all periods. The fund’s net total return performance was above, at or within one basis point of the Performance Group median and above the Performance Universe median and ranking in the first quartile of the Performance Universe for all periods.

For Dreyfus Treasury Securities Cash Management, the fund’s gross total return performance was within three basis points of the Performance Group median, except for the one-year period when the fund’s gross total return performance was below the Performance Group median by more than three basis points, and within three basis points of the Performance Universe median for all periods. The fund’s net total return performance was at the Performance Group median for all periods and at or above the Performance Universe median and ranking in the first quartile of the Performance Universe for all periods.

For Dreyfus Cash Management, the fund’s gross total return performance was at or within four basis points of the Performance Group and Performance Universe medians for all periods, except for the one- and two-year periods when the fund’s gross total return performance was below the Performance Universe median by more than four basis points. The fund’s net total return performance was above or at the Performance Group and the Performance Universe medians for all periods.

For Dreyfus Tax Exempt Cash Management, the fund’s gross total return performance was at or within three basis points of the Performance Group median and at or within three basis points of the Performance Universe median for all periods. The fund’s net total return performance was at or within two basis points of the Performance Group median and at or within three basis points of the Performance Universe median for all periods.

Management Fee and Expense Ratio Comparisons. For each fund, the Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which, for certain funds, included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

For Dreyfus Government Cash Management, the fund’s contractual management fee was above the Expense Group median contractual management fee, the fund’s actual management fee was below the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were below the Expense Group median and Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2023, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund’s BOLDSM shares so that the direct expenses of BOLDSM shares (excluding taxes, interest, portfolio transaction costs, commitment fees on borrowings and extraordinary expenses) do not exceed .18%.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2023, to waive receipt of its fees and/or assume the direct expenses

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

of the fund so that the direct expenses of the fund’s Wealth shares and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowing and extraordinary expenses) do not exceed .62% and 1.01%, respectively.

Representatives of the Adviser stated that the Adviser has agreed to assume the expenses of the fund to the extent necessary to reduce the direct expenses of the fund’s Institutional shares by .06%. To the extent that it is necessary for the Adviser to waive receipt of its fees or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. This expense limitation and waiver agreement is voluntary, not contractual, and may be terminated by the Adviser at any time.

For Dreyfus Government Securities Cash Management, the fund’s contractual management fee was at the Expense Group median contractual management fee, the fund’s actual management fee was below the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were below the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2023, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund’s average daily net assets.

For Dreyfus Treasury Obligations Cash Management, the fund’s contractual management fee was above the Expense Group median contractual management fee, the fund’s actual management fee was below the Expense Group median and Expense Universe median actual management fee and the fund’s total expenses were below the Expense Group median and Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2023, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth shares and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed ..47% and 1.01%, respectively.

For Dreyfus Treasury Securities Cash Management, the fund’s contractual management fee was at the Expense Group median contractual management fee, the fund’s actual management fee was below the Expense Group median and Expense Universe median actual management fee and the fund’s total expenses were below the Expense Group median and Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2023, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth shares and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .47% and 1.01%, respectively.

For Dreyfus Cash Management, the fund’s contractual management fee was below the Expense Group median contractual management fee, the fund’s actual management fee was below the Expense Group median and Expense Universe median actual management fee and the fund’s total expenses were below the Expense Group median and Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund’s Preferred shares until June 1, 2023, so that the direct expenses of the fund’s Preferred shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .10% of average daily net assets. To the extent that it is necessary for the Adviser to reimburse the fund’s common expenses, the amount of the reimbursement will be applied equally to each share class of the fund.

Representatives of the Adviser stated that the Adviser has agreed to waive receipt of its fee and/or assume the expenses of the fund to the extent necessary to reduce the direct expenses of the fund’s Institutional shares by .10%. To the extent that it is necessary for the Adviser to waive receipt of its fees or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. This expense limitation and waiver agreement is voluntary, not contractual, and may be terminated by the Adviser at any time.

For Dreyfus Tax Exempt Cash Management, the fund’s contractual management fee was at the Expense Group median contractual management fee, the fund’s actual management fee was below the Performance Group median and Performance Universe median actual management fee and the fund’s total expenses were below the Expense Group median and at the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund’s Institutional shares so that the direct expenses of the fund’s Institutional shares (excluding taxes, interest, portfolio transaction costs, commitment fees on borrowing and extraordinary expenses) do not exceed .20%.

For certain funds, the Board also considered the current voluntary expense limitation arrangements undertaken by the Adviser.

For each fund, other than Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management, representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management or separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as any of the funds.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. As applicable for certain funds, the Board also considered the fee waiver and expense reimbursement arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

For each fund, the Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the fund’s Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in a fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined, as to each fund, as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the relevant fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under its Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of each fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew each Agreement.

For More Information

Dreyfus Cash Management Funds

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Wealth	Service	BOLDSM	Preferred
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX	DGQXX	DGUXX	DBLXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX
Dreyfus Treasury Obligations Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DTKXX	DTNXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX	DTJXX	DTHXX
Dreyfus Cash Management	DICXX	DVCXX	DSCXX					DCEXX
Dreyfus Tax Exempt Cash Management	DEIXX

Telephone Call your representative or 1-800-346-3621

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Dreyfus Money Market Funds at www.dreyfus.com

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation CMGTSA0722

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: September 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: September 21, 2022

By: /s/ James Windels

       James Windels

       Treasurer (Principal Financial Officer)

Date: September 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)